================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management, LLC
                         Harborside 5, 185 Hudson Street
                              Jersey City, NJ 07311
                   -------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2019

================================================================================

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2019

AIG
Senior Floating
Rate Fund

                                    [GRAPHIC]

Beginning on January 1, 2021, as permitted by regulations adopted by the
Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.

[LOGO]

                                aig.com/funds

            APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
            AGREEMENT AND SUBADVISORY AGREEMENT................  35

        June 30, 2019                                         SEMI-ANNUAL REPORT

        Shareholders' Letter -- (unaudited)

Dear Shareholders:

We are pleased to present this semi-annual report for the AIG Senior Floating
Rate Fund, Inc. (the "Fund") for the six-month period ended June 30, 2019.

Overall, fixed income markets generated solid positive returns during the semi-annual period. In most markets, sovereign yields declined amid concerns about deteriorating global economic growth and more dovish central bank policy rhetoric and actual pivots by both the U.S. Federal Reserve (the "Fed") and the
European Central Bank (ECB). The Fed left interest rates unchanged but set the stage for potential interest rate cuts later in 2019, indicating potential risks from trade policy and manufacturing. Inflation showed no signs of a meaningful acceleration, even as wage growth edged higher and oil prices recovered. The ECB signaled the possibility of a new round of quantitative easing alongside rate cuts later this year. Indeed, across most developed and emerging markets countries, central banks either eased monetary policy or signaled an intention to do so, supporting markets. Sentiment soured at times due to ongoing tensions between the U.S. and its trading partners, but corporate bond spreads tightened, benefiting from falling government bond yields and as investors grew more optimistic that trade would improve. The U.S.
dollar ended mixed as dovish monetary policy developments balanced concerns of a global economic growth slowdown.

Amid this backdrop, floating rate loans, as represented by the S&P/LSTA
Leveraged Loan Index,/*/ returned 5.74% during the semi-annual period ended
June 30, 2019, modestly lagging the broad U.S. fixed income market, which returned 6.11% for the same period as represented by the Bloomberg Barclays
U.S. Aggregate Bond Index./*/

During the semi-annual period, higher quality loans outperformed during the first quarter of 2019, but lower quality loans performed better during the second calendar quarter. Bank loan deal quality remained weak, but the sector's overall credit fundamentals remained stable -- including elevated interest coverage and stable leverage -- and bank loan valuations appeared attractive, in our view. Technicals, or supply/demand factors, were rather balanced. Bank loan mutual funds experienced outflows of $20.0 billion/**/ during the semi-annual period. However, gross U.S. collateralized loan obligation volume, one of the main sources of demand for bank loans, countered these outflows, totaling $50.4 billion for the six-month period.+ The trailing 12-month loan default rate, examined by principal amount, was 2.50% at the end of the semi-annual period, as compared to 1.63% at the end of 2018 and 1.84% at the end of 2017, but still historically benign.++

On the following pages, you will find financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2019.

        June 30, 2019                                         SEMI-ANNUAL REPORT

        Shareholders' Letter -- (unaudited) (continued)

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE AIG SENIOR FLOATING RATE FUND PORTFOLIO MANAGER
Jeffrey W. Heuer
Wellington Management Company LLP

--------
Past performance is no guarantee of future results.

*  The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loans. The
   LLI is the only domestic leveraged loan index that utilizes real-time market weightings, spreads and interest payments. The Bloomberg Barclays U.S.
   Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

** Source: Lipper, Inc.

+  Source: S&P Leveraged Commentary & Data.

++ Source: Moody's.

The Fund is not a money market fund and its net asset value may fluctuate.
Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities
(e.g., unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

                                                                          3

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2019 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of the AIG Senior Floating Rate Fund (the "Fund"), you may
incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other
Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2019 and held until
June 30, 2019.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six
Months Ended June 30, 2019" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended June 30,
2019" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six
Months Ended June 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the
Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended June 30, 2019"
column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six
Months Ended June 30, 2019" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the
"Expenses Paid During the Six Months Ended June 30, 2019" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Senior Floating Rate Fund, Inc.
        EXPENSE EXAMPLE -- June 30, 2019 -- (unaudited) (continued)

                                  Actual                                           Hypothetical
             ------------------------------------------------- -----------------------------------------------------
                                   Ending                                          Ending Account
                                Account Value  Expenses Paid                         Value Using     Expenses Paid
                 Beginning      Using Actual     During the        Beginning      a Hypothetical 5%    During the    Annualized
               Account Value      Return at   Six Months Ended   Account Value    Annual Return at  Six Months Ended  Expense
             at January 1, 2019 June 30, 2019  June 30, 2019*  at January 1, 2019  June 30, 2019*    June 30, 2019*    Ratio*
             ------------------ ------------- ---------------- ------------------ ----------------- ---------------- ----------
AIG Senior Floating Rate Fund#
   Class A..     $1,000.00        $1,051.58        $5.24           $1,000.00          $1,019.69          $5.16          1.03%
   Class C..     $1,000.00        $1,049.64        $7.27           $1,000.00          $1,017.70          $7.15          1.43%
   Class W..     $1,000.00        $1,052.29        $4.22           $1,000.00          $1,020.68          $4.16          0.83%
--------
*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the
   "Actual/Hypothetical Ending Account Value" would have been lower and the
   "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30,
   2019" and the "Annualized Expense Ratio" would have been higher.

                                                                          5

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2019 -- (unaudited)

                                                                         AIG
                                                                       Senior
                                                                    Floating Rate
                                                                        Fund
                                                                    -------------
ASSETS:
Investments at value (unaffiliated)*............................... $235,561,350
Repurchase agreements (cost approximates value)....................    4,000,000
Foreign cash*......................................................      765,506
Due from broker....................................................          860
Receivable for:
  Fund shares sold.................................................      249,322
  Dividends and interest...........................................    1,610,110
  Investments sold.................................................    1,573,939
  Investments sold on an extended settlement basis.................    5,148,475
Prepaid expenses and other assets..................................        9,054
Due from investment adviser for expense reimbursements/fee waivers.      332,916
Unrealized appreciation on forward foreign currency contracts......       30,087
                                                                    ------------
  Total assets.....................................................  249,281,619
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      334,787
  Investments purchased............................................       27,823
  Investments purchased on an extended settlement basis............    8,912,192
  Investment advisory and management fees..........................      168,684
  Distribution and service maintenance fees........................       92,882
  Administration fees..............................................       39,690
  Transfer agent fees and expenses.................................       48,360
  Directors' fees and expenses.....................................          959
  Other accrued expenses...........................................      262,969
Dividends payable..................................................       94,713
Commitments (Note 10)..............................................       83,606
Due to custodian...................................................        6,379
                                                                    ------------
  Total liabilities................................................   10,073,044
                                                                    ------------
   Net Assets...................................................... $239,208,575
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $0.01 par value...................................... $    301,787
Additional paid-in capital.........................................  272,188,444
                                                                    ------------
                                                                     272,490,231
Total accumulated earnings (loss)..................................  (33,281,656)
                                                                    ------------
   Net Assets...................................................... $239,208,575
                                                                    ============
Class A:
Net assets......................................................... $111,838,663
Shares outstanding.................................................   14,111,144
Net asset value and redemption price per share..................... $       7.93
Maximum sales charge (3.75% of offering price).....................         0.31
                                                                    ------------
Maximum offering price to public................................... $       8.24
                                                                    ============
Class C:
Net assets......................................................... $ 89,243,006
Shares outstanding.................................................   11,268,156
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charges)...... $       7.92
                                                                    ============
Class W:
Net assets......................................................... $ 38,126,906
Shares outstanding.................................................    4,799,378
Net asset value, offering and redemption price per share........... $       7.94
                                                                    ============
*Cost
  Investments securities (unaffiliated)............................ $243,300,540
                                                                    ============
  Foreign cash..................................................... $    765,809
                                                                    ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30, 2019 --
        (unaudited)

                                                                                       AIG
                                                                                     Senior
                                                                                    Floating
                                                                                    Rate Fund
                                                                                   -----------
INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $ 6,903,687
Dividends (unaffiliated)..........................................................      54,105
Facility and other fee income (Note 2)............................................     156,008
                                                                                   -----------
   Total investment income........................................................   7,113,800
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   1,033,575
Administrative fees...............................................................     243,194
Distribution and account maintenance fees:
  Class A.........................................................................     197,827
  Class C.........................................................................     344,853
Service fees:
  Class W.........................................................................      27,995
Transfer agent fees and expenses:
  Class A.........................................................................     132,554
  Class C.........................................................................     106,439
  Class W.........................................................................      41,432
Registration fees:
  Class A.........................................................................      10,227
  Class C.........................................................................       8,906
  Class W.........................................................................      17,357
Accounting service fees...........................................................       8,518
Custodian and accounting fees.....................................................      39,215
Reports to shareholders...........................................................      25,794
Audit and tax fees................................................................      68,901
Legal fees........................................................................      17,351
Directors' fees and expenses......................................................      40,601
Other expenses....................................................................      15,499
                                                                                   -----------
   Total expenses before fee waivers and expense reimbursements...................   2,380,238
   Fees waived and expenses reimbursed by investment adviser (Note 5).............    (984,580)
                                                                                   -----------
   Net expenses...................................................................   1,395,658
                                                                                   -----------
Net investment income (loss)......................................................   5,718,142
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)......................................................  (1,201,707)
  Forward contracts...............................................................     252,248
Net realized foreign exchange gain (loss) on other assets and liabilities.........      (6,006)
                                                                                   -----------
Net realized gain (loss) on investments and foreign currencies....................    (955,465)
                                                                                   -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)......................................................   7,377,054
  Forward contracts...............................................................      (4,391)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.      (4,046)
                                                                                   -----------
Net unrealized gain (loss) on investments and foreign currencies..................   7,368,617
                                                                                   -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.....   6,413,152
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $12,131,294
                                                                                   ===========

See Notes to Financial Statements.

                                                                          7

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      AIG
                                                                                                Senior Floating
                                                                                                   Rate Fund
                                                                                          --------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended     For the year
                                                                                            June 30,       ended
                                                                                              2019      December 31,
                                                                                           (unaudited)      2018
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)........................................................... $  5,718,142  $  9,627,494
  Net realized gain (loss) on investments and foreign currencies.........................     (955,465)   (1,228,237)
  Net unrealized gain (loss) on investments and foreign currencies.......................    7,368,617    (9,973,023)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................   12,131,294    (1,573,766)
                                                                                          ------------  ------------

Distributions to shareholders from:
  Distributable earnings (Class A).......................................................   (2,549,649)   (4,860,861)
  Distributable earnings (Class C).......................................................   (1,880,209)   (4,268,732)
  Distributable earnings (Class W).......................................................     (877,142)   (1,010,466)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................   (5,307,000)  (10,140,059)
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3).   (5,137,402)       197,672
                                                                                          ------------  ------------
Total increase (decrease) in net assets..................................................     1,686,892  (11,516,153)
NET ASSETS:
Beginning of period......................................................................  237,521,683   249,037,836
                                                                                          ------------  ------------
End of period............................................................................ $239,208,575  $237,521,683
                                                                                          ============  ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS

                                                            AIG Senior Floating Rate Fund
-
                                   Net gain
                                   (loss) on
                Net               investments                        Dividends           Net               Net     Ratio of
               Asset                 (both               Dividends   from net           Asset            Assets,   expenses
              Value,      Net      realized   Total from  from net   realized    Total  Value,           end of   to average
   Period    beginning investment     and     investment investment  gains on   Distri- end of   Total   period      net
   Ended     of period income(1)  unrealized) operations   income   investments butions period Return(2) (000's)  assets(3)
------------ --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                       Class A
-
12/31/14       $8.34     $0.31      $(0.29)     $ 0.02     $(0.31)      $--     $(0.31) $8.05     0.20%  $150,966    1.45%
12/31/15        8.05      0.33       (0.44)      (0.11)     (0.33)       --      (0.33)  7.61    (1.42)   114,375    1.45
12/31/16        7.61      0.31        0.44        0.75      (0.30)       --      (0.30)  8.06    10.08    131,640    1.45
12/31/17        8.06      0.30        0.03        0.33      (0.30)       --      (0.30)  8.09     4.14     93,346    1.45
12/31/18        8.09      0.33       (0.36)      (0.03)     (0.35)       --      (0.35)  7.71    (0.41)   113,869    1.22
06/30/19(5)     7.71      0.19        0.21        0.40      (0.18)       --      (0.18)  7.93     5.16    111,839    1.03(4)
                                                                       Class C
-
12/31/14       $8.34     $0.29      $(0.30)     $(0.01)    $(0.28)      $--     $(0.28) $8.05    (0.10)% $217,174    1.75%
12/31/15        8.05      0.31       (0.45)      (0.14)     (0.31)       --      (0.31)  7.60    (1.85)   172,236    1.75
12/31/16        7.60      0.29        0.44        0.73      (0.28)       --      (0.28)  8.05     9.76    155,688    1.75
12/31/17        8.05      0.28        0.03        0.31      (0.27)       --      (0.27)  8.09     3.96    135,902    1.75
12/31/18        8.09      0.31       (0.38)      (0.07)     (0.32)       --      (0.32)  7.70    (0.90)    95,038    1.61
06/30/19(5)     7.70      0.18        0.20        0.38      (0.16)       --      (0.16)  7.92     4.96     89,243    1.43(4)
                                                                       Class W
-
04/20/17 @ -
12/31/17       $8.11     $0.25      $(0.03)     $ 0.22     $(0.22)      $--     $(0.22) $8.11     2.69%  $ 19,790    1.25%(4)
12/31/18        8.11      0.35       (0.37)      (0.02)     (0.37)       --      (0.37)  7.72    (0.34)    28,615    1.02
06/30/19(5)     7.72      0.19        0.21        0.40      (0.18)       --      (0.18)  7.94     5.23     38,127    0.83(4)

  Ratio of
     net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------

    3.73%        65%
    4.14         48
    3.95         60
    3.69         68
    4.21         44
    4.82(4)      13

    3.44%        65%
    3.84         48
    3.68         60
    3.38         68
    3.77         44
    4.42(4)      13

    3.72%(4)     68%
    4.43         44
    5.05(4)      13

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable
   (based on average daily net assets) (see Note 5):
                     12/31/14 12/31/15 12/31/16 12/31/17  12/31/18 06/30/19(4)(5)
                     -------- -------- -------- --------  -------- --------------
Class A.............   0.32%    0.34%    0.33%    0.38%     0.64%       0.80%
Class C.............   0.41     0.44     0.42     0.48      0.65        0.80
Class W.............     --       --       --     0.50(4)   0.69        0.87
(4)Annualized
(5)Unaudited
@  Inception date of class.

See Notes to Financial Statements

                                                                          9

        AIG Senior Floating Rate Fund
        PORTFOLIO PROFILE -- June 30, 2019 -- (unaudited)

      Industry Allocation*
      Hotels, Restaurants & Leisure...............................   6.9%
      Software....................................................   6.5
      Commercial Services & Supplies..............................   6.1
      Media.......................................................   6.0
      IT Services.................................................   5.4
      Containers & Packaging......................................   5.3
      Health Care Providers & Services............................   5.2
      Oil, Gas & Consumable Fuels.................................   4.3
      Machinery...................................................   4.3
      Insurance...................................................   4.0
      Chemicals...................................................   3.5
      Diversified Telecommunication Services......................   2.5
      Diversified Financial Services..............................   2.5
      Specialty Retail............................................   2.2
      Trading Companies & Distributors............................   2.0
      Pharmaceuticals.............................................   2.0
      Food Products...............................................   1.9
      Registered Investment Companies.............................   1.7
      Repurchase Agreements.......................................   1.7
      Entertainment...............................................   1.6
      Capital Markets.............................................   1.5
      Construction & Engineering..................................   1.4
      Auto Components.............................................   1.4
      Professional Services.......................................   1.3
      Building Products...........................................   1.3
      Consumer Finance............................................   1.3
      Health Care Equipment & Supplies............................   1.2
      Wireless Telecommunication Services.........................   1.2
      Personal Products...........................................   1.1
      Electronic Equipment, Instruments & Components..............   0.9
      Metals & Mining.............................................   0.9
      Road & Rail.................................................   0.9
      Semiconductors & Semiconductor Equipment....................   0.8
      Construction Materials......................................   0.8
      Real Estate Investment Trusts...............................   0.8
      Textiles, Apparel & Luxury Goods............................   0.8
      Household Products..........................................   0.7
      Industrial Conglomerates....................................   0.7
      Aerospace & Defense.........................................   0.6
      Internet & Direct Marketing Retail..........................   0.6
      Leisure Products............................................   0.6
      Life Sciences Tools & Services..............................   0.5
      Diversified Consumer Services...............................   0.4
      Transportation Infrastructure...............................   0.4
      Energy Equipment & Services.................................   0.4
      Food & Staples Retailing....................................   0.4
      Banks.......................................................   0.3
      Interactive Media & Services................................   0.3
      Household Durables..........................................   0.3
      Communications Equipment....................................   0.2
      Paper & Forest Products.....................................   0.2
      Multiline Retail............................................   0.2
      Electric Utilities..........................................   0.2
                                                                   -----
                                                                   100.2%
                                                                   =====
      Credit Quality+#
      Baa3........................................................   1.3%
      Baa2........................................................   0.3
      Ba3.........................................................  17.7
      Ba2.........................................................  15.2
      Ba1.........................................................   3.6
      B3..........................................................   8.3
      B2..........................................................  25.7
      B1..........................................................  22.0
      Caa3........................................................   0.2
      Caa2........................................................   3.7
      Caa1........................................................   1.6
      Ca..........................................................   0.2
      Not Rated@..................................................   0.2
                                                                   -----
                                                                   100.0%
                                                                   =====
--------
*  Calculated as a percentage of net assets.
@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Moody's
#  Calculated as a percentage of total debt issues, excluding short-term securities.

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited)

                                                                Ratings/(1)/
                                                                ------------
                                                                              Interest    Reference     Maturity    Principal
              Industry Description                     Type     Moody's S&P     Rate        Rate       Date/(2)/    Amount**
--------------------------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 89.8%
Aerospace & Defense -- 0.6%
  TransDigm Group, Inc............................ BTL-F          Ba3    B+    4.83%      3 ML+2.50%   06/09/2023   $ 1,123,977
  TransDigm Group, Inc............................ BTL-E          Ba3    B+     4.83      3 ML+2.50%   05/30/2025       449,313

Auto Components -- 1.2%
  Adient US LLC................................... BTL-B          Ba2   BB-  6.82-6.89    3 ML+4.25%   05/06/2024       575,000
  Panther BF Aggregator 2 LP(13).................. BTL-B          Ba3    B+     3.75      1 ME+3.75%   04/30/2026 EUR   945,000
  Panther BF Aggregator 2 LP...................... BTL-B          Ba3    B+     5.90      1 ML+3.50%   04/30/2026     1,165,000

Building Products -- 1.3%
  NCI Building Systems, Inc....................... BTL-B          B2     B+     6.35      3 ML+3.75%   04/12/2025     1,258,379
  TAMKO Building Products, Inc.................... BTL-B          B2    BB-     5.58      3 ML+3.25%   04/23/2026       320,833
  TAMKO Building Products, Inc.................... BTL-B          B2    BB-     5.65      1 ML+3.25%   04/23/2026        64,167
  Wilsonart LLC................................... BTL-D          B2     B+     5.58      3 ML+3.25%   12/19/2023     1,502,167

Capital Markets -- 1.5%
  Aretec Group, Inc............................... 1st Lien       B2     B      6.65      1 ML+4.25%   10/01/2025       841,149
  NFP Corp........................................ BTL-B          B2     B      5.40      1 ML+3.00%   01/08/2024       837,241
  Russell Investments U.S. Institutional Holdco,
   Inc............................................ BTL-B          Ba2   BB-     5.65      1 ML+3.25%   06/01/2023       854,979
  UFC Holdings LLC................................ BTL            B2     B+     5.66      1 ML+3.25%   04/29/2026       230,000
  Victory Capital Holdings, Inc................... BTL-B          Ba3   BB-     TBD                    07/01/2026       920,000

Chemicals -- 3.5%
  Allnex (Lux) & Cy SCA........................... BTL-B2         B2     B      5.77      3 ML+3.25%   09/13/2023       330,363
  Allnex USA, Inc................................. BTL-B3         B2     B      5.77      3 ML+3.25%   09/13/2023       248,903
  CTC AcquiCo GmbH(13)............................ BTL-B1         B2     B      2.50      3 ME+2.50%   03/07/2025 EUR   388,094
  H.B. Fuller Company............................. BTL-B          Ba2   BB+     4.38      1 ML+2.00%   10/20/2024       912,356
  Hexion, Inc..................................... BTL            Ba3   BB-     TBD                    06/25/2026       545,000
  LTI Holdings, Inc............................... 1st Lien       B2     B-     5.90      1 ML+3.50%   09/06/2025       610,387
  Messer Industries GmbH.......................... BTL-B1         B1    BB-     4.83      3 ML+2.50%   03/01/2026       812,962
  Messer Industries GmbH(13)...................... BTL-B2         B1    BB-     2.75      3 ME+2.75%   03/01/2026 EUR   220,000
  Minerals Technologies, Inc...................... BTL-B1         Ba2   BB+  4.65-4.68    1 ML+2.25%   02/14/2024       716,239
  Minerals Technologies, Inc...................... BTL-B1         Ba2   BB+     4.60      3 ML+2.25%   02/14/2024       150,549
  Momentive Performance Materials, Inc............ BTL-B          B1    BB-     5.59      3 ML+3.25%   05/15/2024       655,000
  Platform Specialty Products Corp................ BTL            Ba2    BB     4.65      1 ML+2.25%   01/30/2026       442,775
  Starfruit Finco BV(13).......................... BTL-B          B1     B+     3.75      6 ME+3.75%   10/01/2025 EUR   165,000
  Starfruit Finco BV.............................. BTL-B          B1     B+     5.67      1 ML+3.25%   10/01/2025       413,963
  Tronox Finance LLC.............................. BTL-B          Ba3   BB-     5.33      3 ML+3.00%   09/23/2024       334,438
  Tronox Finance LLC.............................. BTL-B          Ba3   BB-     5.40      1 ML+3.00%   09/23/2024       523,085
  U.S. Coating Acquisition, Inc................... BTL-B2         Ba1   BBB-    4.08      3 ML+1.75%   06/01/2024       454,250
  WR Grace & Co................................... BTL-B1         Ba1   BBB-    4.08      3 ML+1.75%   04/03/2025       184,657
  WR Grace & Co................................... BTL-B2         Ba1   BBB-    4.08      3 ML+1.75%   04/03/2025       316,555

Commercial Services & Supplies -- 5.3%
  ADS Waste Holdings, Inc......................... BTL-B3         Ba3   BB+     4.64      1 WL+2.25%   11/10/2023       973,736
  Allied Universal Holdco LLC..................... BTL-B          B3     NR     TBD                    07/10/2026       844,424
  Allied Universal Holdco LLC(6).................. Delayed Draw   B3     NR     TBD                    07/10/2026        83,606
  APX Group, Inc.................................. BTL-B          B2     B-     7.33      3 ML+5.00%   04/01/2024       641,768
  APX Group, Inc.................................. BTL-B          B2     B-     9.50    USFRBPLR+4.00% 04/01/2024           739
  Blitz F18-675 GmbH(13).......................... BTL-B2         B1     B+     3.75      3 ME+3.75%   07/31/2025 EUR 1,355,000
  Brickman Group, Ltd............................. BTL-B          B1    BB-     4.94      1 ML+2.50%   08/15/2025     1,240,973
  Clean Harbors, Inc.............................. BTL-B          Ba1   BBB-    4.15      1 ML+1.75%   06/28/2024       541,920
  Grizzly Acquisition, Inc........................ BTL-B          Ba3   BB+     5.85      3 ML+3.25%   10/01/2025       977,612
  IAA Spinco, Inc................................. BTL-B          Ba2    BB     TBD                    06/28/2026       200,000

                                                     Value
              Industry Description                  (Note 2)
-------------------------------------------------------------
LOANS(3)(4) -- 89.8%
Aerospace & Defense -- 0.6%
  TransDigm Group, Inc............................ $1,102,551
  TransDigm Group, Inc............................    438,802
                                                   ----------
                                                    1,541,353
                                                   ----------
Auto Components -- 1.2%
  Adient US LLC...................................    560,146
  Panther BF Aggregator 2 LP(13)..................  1,074,336
  Panther BF Aggregator 2 LP......................  1,153,641
                                                   ----------
                                                    2,788,123
                                                   ----------
Building Products -- 1.3%
  NCI Building Systems, Inc.......................  1,223,774
  TAMKO Building Products, Inc....................    319,630
  TAMKO Building Products, Inc....................     63,926
  Wilsonart LLC...................................  1,464,988
                                                   ----------
                                                    3,072,318
                                                   ----------
Capital Markets -- 1.5%
  Aretec Group, Inc...............................    822,924
  NFP Corp........................................    812,274
  Russell Investments U.S. Institutional Holdco,
   Inc............................................    846,251
  UFC Holdings LLC................................    229,589
  Victory Capital Holdings, Inc...................    921,150
                                                   ----------
                                                    3,632,188
                                                   ----------
Chemicals -- 3.5%
  Allnex (Lux) & Cy SCA...........................    323,136
  Allnex USA, Inc.................................    243,458
  CTC AcquiCo GmbH(13)............................    433,138
  H.B. Fuller Company.............................    895,882
  Hexion, Inc.....................................    544,319
  LTI Holdings, Inc...............................    575,672
  Messer Industries GmbH..........................    800,514
  Messer Industries GmbH(13)......................    249,693
  Minerals Technologies, Inc......................    714,448
  Minerals Technologies, Inc......................    150,173
  Momentive Performance Materials, Inc............    648,450
  Platform Specialty Products Corp................    441,115
  Starfruit Finco BV(13)..........................    188,208
  Starfruit Finco BV..............................    406,804
  Tronox Finance LLC..............................    330,676
  Tronox Finance LLC..............................    517,200
  U.S. Coating Acquisition, Inc...................    448,572
  WR Grace & Co...................................    183,965
  WR Grace & Co...................................    315,368
                                                   ----------
                                                    8,410,791
                                                   ----------
Commercial Services & Supplies -- 5.3%
  ADS Waste Holdings, Inc.........................    971,843
  Allied Universal Holdco LLC.....................    841,961
  Allied Universal Holdco LLC(6)..................     83,363
  APX Group, Inc..................................    612,086
  APX Group, Inc..................................        705
  Blitz F18-675 GmbH(13)..........................  1,550,401
  Brickman Group, Ltd.............................  1,237,870
  Clean Harbors, Inc..............................    541,514
  Grizzly Acquisition, Inc........................    975,692
  IAA Spinco, Inc.................................    200,500

                                                                          11

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                         Ratings/(1)/
                                                         ------------
                                                                       Interest  Reference   Maturity    Principal     Value
             Industry Description                 Type   Moody's S&P     Rate      Rate     Date/(2)/    Amount**     (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies (continued)
  KAR Auction Services, Inc.................... BTL-B5    Ba2     BB    4.88%    3 ML+2.50% 03/09/2023   $   113,278 $   112,960
  PSAV Holdings LLC............................ 1st Lien   B2     B-     5.58    3 ML+3.25% 03/01/2025        52,039      50,543
  PSAV Holdings LLC............................ 1st Lien   B2     B-  5.66-5.69  1 ML+3.25% 03/01/2025     1,698,063   1,649,244
  PSAV Holdings LLC............................ 2nd Lien  Caa2   CCC     9.83    3 ML+7.25% 09/01/2025       870,000     826,500
  Quad Graphics, Inc........................... BTL-B     Ba2    BB-     7.41    1 ML+5.00% 01/31/2026       680,719     677,315
  USAGM Holdco LLC............................. BTL        B2     B-     6.65    1 ML+4.25% 07/28/2022       835,800     833,971
  Verisure Holding AB(13)...................... BTL-B      B1     B      3.50    3 ME+3.50% 10/21/2022 EUR 1,290,000   1,467,675
                                                                                                                     -----------
                                                                                                                      12,634,143
                                                                                                                     -----------
Communications Equipment -- 0.2%
  Lumentum Holdings............................ 1st Lien  Ba2     BB     4.90    1 ML+2.50% 12/10/2025       577,100     573,493
                                                                                                                     -----------
Construction & Engineering -- 1.2%
  Brand Energy & Infrastructure Services, Inc.. 1st Lien   B3     B-  6.58-6.84  3 ML+4.25% 06/21/2024       856,493     829,299
  Brand Energy & Infrastructure Services, Inc.. 1st Lien   B3     B-     6.73    2 ML+4.25% 06/21/2024       752,054     728,177
  Gopher Sub, Inc.............................. 2nd Lien  Caa2   CCC     9.15    1 ML+6.75% 02/02/2026       190,000     182,400
  Hamilton Holdco, LLC......................... BTL-B     Ba1    BB+     4.33    3 ML+2.00% 07/02/2025       623,700     619,022
  Verra Mobility Corporation................... BTL-B      B2     B+     6.15    1 ML+3.75% 02/28/2025       459,684     460,402
                                                                                                                     -----------
                                                                                                                       2,819,300
                                                                                                                     -----------
Construction Materials -- 0.8%
  Quikrete Holdings, Inc....................... 1st Lien   B1    BB-     5.15    1 ML+2.75% 11/15/2023     1,153,846   1,132,572
  Summit Materials LLC......................... BTL-B     Ba2    BBB-    4.40    1 ML+2.00% 11/21/2024       896,350     890,524
                                                                                                                     -----------
                                                                                                                       2,023,096
                                                                                                                     -----------
Consumer Finance -- 0.9%
  Capital Automotive LP........................ 2nd Lien   B3    CCC+    8.41    1 ML+6.00% 03/24/2025       447,501     447,501
  GreenSky Holdings, Inc....................... BTL-B      B1     B+     5.69    1 ML+3.25% 03/31/2025     1,728,125   1,719,483
                                                                                                                     -----------
                                                                                                                       2,166,984
                                                                                                                     -----------
Containers & Packaging -- 4.5%
  Berlin Packaging LLC......................... BTL-B      B3     B-     5.33    3 ML+3.00% 11/07/2025        13,039      12,648
  Berlin Packaging LLC......................... BTL-B      B3     B-  5.41-5.44  1 ML+3.00% 11/07/2025       611,343     593,003
  Berry Plastics Holding Corp.................. BTL-Q     Ba2    BBB-    4.41    1 ML+2.00% 10/01/2022     2,228,913   2,211,982
  Berry Plastics Holding Corp.................. BTL-U     Ba2    BBB-    TBD                07/01/2026     1,230,000   1,221,335
  Berry Plastics Holding Corp.................. BTL-V     Ba2    BBB-    TBD                07/01/2026 EUR   645,000     734,652
  Crown Americas LLC(13)....................... BTL-B     Baa2   BBB-    2.38    1 ME+2.38% 04/03/2025 EUR   386,115     441,978
  Crown Americas LLC........................... BTL-B     Baa2   BBB-    4.40    1 ML+2.00% 04/03/2025       279,048     280,129
  Flex Acquisition Co., Inc.................... 1st Lien   B2     B      5.44    1 ML+3.00% 12/29/2023     1,505,800   1,427,821
  Flex Acquisition Co., Inc.................... BTL        B2     B      5.69    3 ML+3.25% 06/29/2025       491,938     466,199
  ProAmpac PG Borrower LLC..................... 1st Lien   B3     B      5.88    1 ML+3.50% 11/18/2023       322,437     308,599
  ProAmpac PG Borrower LLC..................... 1st Lien   B3     B   6.02-6.08  3 ML+3.50% 11/18/2023       559,821     535,795
  ProAmpac PG Borrower LLC..................... 2nd Lien  Caa2   CCC+   11.02    3 ML+8.50% 11/18/2024       385,000     364,306
  Reynolds Group Holdings, Inc................. BTL        B1     B+     5.15    1 ML+2.75% 02/05/2023     2,067,778   2,050,626
                                                                                                                     -----------
                                                                                                                      10,649,073
                                                                                                                     -----------
Diversified Consumer Services -- 0.4%
  Belron Finance US LLC........................ BTL-B     Ba3     BB     5.04    3 ML+2.50% 11/13/2025       597,000     596,254
  Weight Watchers International, Inc........... BTL-B     Ba2    BB-     7.35    3 ML+4.75% 11/29/2024       486,430     477,107
                                                                                                                     -----------
                                                                                                                       1,073,361
                                                                                                                     -----------
Diversified Financial Services -- 2.5%
  EVO Payments International LLC............... 1st Lien   B2     B      5.66    1 ML+3.25% 12/22/2023     1,789,482   1,782,771
  Financial & Risk US Holdings, Inc.(13)....... BTL-B      B2     B      4.00    6 ME+4.00% 10/01/2025 EUR    99,500     112,859
  Financial & Risk US Holdings, Inc............ BTL-B      B2     B      6.15    1 ML+3.75% 10/01/2025       567,150     549,528
  Millennium Trust Company, LLC................ BTL-B      B2     B      7.40    1 ML+5.00% 02/26/2026       423,937     419,168
  NAB Holdings LLC............................. BTL        B2     B      5.33    3 ML+3.00% 07/01/2024       736,922     726,482
  Nets Holding AS(13).......................... BTL-B      B1     B      3.25    3 ME+3.25% 02/06/2025 EUR   798,159     899,520
  Trans Union LLC.............................. BTL-A2    Ba2    BB+     4.40    1 ML+2.00% 06/19/2025       732,600     730,463

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                       Ratings/(1)/
                                                       ------------
                                                                    Interest Reference   Maturity   Principal     Value
         Industry Description                Type      Moody's S&P    Rate     Rate     Date/(2)/   Amount**     (Note 2)
--------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services (continued)
  Vantiv LLC........................... BTL-B4          Ba2    BBB-  4.13%   1 WL+1.75% 08/09/2024   $  281,837 $  281,548
  Vantiv LLC........................... BTL-B4          Ba2    BBB-   4.15   1 ML+1.75% 08/09/2024      532,232    531,688
                                                                                                                ----------
                                                                                                                 6,034,027
                                                                                                                ----------
Diversified Telecommunication Services -- 2.5%
  Altice France SA..................... BTL-B12          B2     B     6.08   1 ML+3.69% 01/31/2026    1,236,651  1,198,005
  Centurylink Escrow LLC............... BTL-B           Ba3    BBB-   5.15   1 ML+2.75% 01/31/2025      746,212    727,790
  MTN Infrastructure TopCo, Inc........ BTL-B            B2     B     5.40   1 ML+3.00% 11/15/2024    1,675,309  1,662,744
  Telenet Bidco NV..................... BTL-AN          Ba3    BB-    4.64   1 ML+2.25% 08/15/2026    1,020,000  1,008,313
  Zacapa SARL.......................... BTL              B2     B-    7.33   3 ML+5.00% 07/02/2025      530,988    532,647
  Zayo Group LLC....................... BTL             Ba2     BB    4.65   1 ML+2.25% 01/19/2024      906,388    905,595
                                                                                                                ----------
                                                                                                                 6,035,094
                                                                                                                ----------
Electric Utilities -- 0.2%
  Pike Corp............................ BTL-B            B2     B     5.91   1 ML+3.50% 03/23/2025      438,567    438,704
                                                                                                                ----------
Entertainment -- 1.6%
  Crown Finance US, Inc.(13)........... BTL              B1    BB-    2.38   1 ME+2.38% 02/28/2025 EUR  414,750    469,746
  Crown Finance US, Inc................ BTL              B1    BB-    4.65   1 ML+2.25% 02/28/2025      842,639    827,998
  Delta 2 (Lux) SARL................... BTL-B            B2     B+    4.90   1 ML+2.50% 02/01/2024    2,000,951  1,949,260
  NAI Entertainment Holdings LLC....... BTL-B            B1     BB    4.91   1 ML+2.50% 05/08/2025      476,400    475,209
                                                                                                                ----------
                                                                                                                 3,722,213
                                                                                                                ----------
Electronic Equipment, Instruments & Components -- 0.9%
  Avantor, Inc......................... 1st Lien        Ba2     B+    5.40   1 ML+3.00% 11/21/2024      190,644    190,763
  Immucor, Inc......................... BTL-B3           B2     B-    7.33   3 ML+5.00% 06/15/2021      976,497    972,530
  Lifescan Global Corporation.......... BTL-B            B2     B+    8.66   3 ML+6.00% 10/01/2024      723,750    689,975
  Resideo Funding, Inc................. BTL-B           Ba2    BBB-   4.33   3 ML+2.00% 10/24/2025      303,475    302,969
                                                                                                                ----------
                                                                                                                 2,156,237
                                                                                                                ----------
Energy Equipment & Services -- 0.4%
  Paragon Offshore, Ltd.(5)+........... Escrow Holding   NR     NR    6.00              07/18/2021        4,516          0
  Philadelphia Energy Solutions LLC(7). BTL-C            Ca     B-   10.09   3 ML+0.50% 12/31/2022      766,433    351,026
  Seadrill Partners Finco LLC.......... BTL-B           Caa2   CCC+   8.33   3 ML+6.00% 02/21/2021      882,261    628,611
                                                                                                                ----------
                                                                                                                   979,637
                                                                                                                ----------
Food & Staples Retailing -- 0.4%
  U.S. Foods, Inc...................... BTL-B           Ba3    BBB-   4.40   1 ML+2.00% 06/27/2023      979,957    972,783
                                                                                                                ----------
Food Products -- 1.8%
  CHG PPC Parent LLC(13)............... BTL-B            B2     B     4.00   1 ME+4.00% 03/30/2025 EUR  195,000    223,536
  CHG PPC Parent LLC................... BTL-B            B2     B     5.15   1 ML+2.75% 03/31/2025      425,700    421,709
  Hearthside Food Solutions LLC........ BTL-B            B2     B     6.09   1 ML+3.69% 05/23/2025      495,000    481,852
  Hostess Brands LLC................... BTL-B            B1    BB-    4.60   2 ML+2.25% 08/03/2022      159,282    158,088
  Hostess Brands LLC................... BTL-B            B1    BB-    4.65   1 ML+2.25% 08/03/2022      477,845    474,261
  Hostess Brands LLC................... BTL-B            B1    BB-    4.83   3 ML+2.25% 08/03/2022      922,012    915,097
  Pinnacle Operating Corp.(12)......... BTL             Caa2    NR    9.65   1 ML+5.50% 11/15/2021      764,432    596,257
  Post Holdings, Inc................... BTL             Ba1     BB    4.40   1 ML+2.00% 05/24/2024    1,036,570  1,030,831
                                                                                                                ----------
                                                                                                                 4,301,631
                                                                                                                ----------
Health Care Equipment & Supplies -- 1.2%
  Agiliti Health, Inc.................. BTL-B            B1     B     5.50   1 ML+3.00% 01/04/2026      465,000    464,419
  Kinetic Concepts, Inc................ BTL-B            B1     B+    5.58   3 ML+3.25% 02/02/2024      825,300    825,300
  Ortho Clinical Diagnostics SA........ BTL-B            B1     B-    5.68   1 ML+3.25% 06/30/2025      449,152    431,373
  Sotera Health Holdings, LLC.......... BTL-B            B1     B     5.40   1 ML+3.00% 05/15/2022    1,091,291  1,076,741
                                                                                                                ----------
                                                                                                                 2,797,833
                                                                                                                ----------
Health Care Providers & Services -- 5.2%
  Air Medical Group Holdings, Inc...... BTL-B1           B1     B     5.64   1 ML+3.25% 04/28/2022      245,467    230,432
  Catalent Pharma Solutions, Inc....... BTL-B2          Ba3     BB    4.65   1 ML+2.25% 05/18/2026      583,537    583,051
  Change Healthcare Holdings, Inc...... BTL-B            B1     B+    5.15   1 ML+2.75% 03/01/2024    1,190,737  1,180,153

                                                                          13

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                      Ratings/(1)/
                                                      ------------
                                                                   Interest Reference   Maturity   Principal     Value
           Industry Description                Type   Moody's S&P    Rate     Rate     Date/(2)/   Amount**     (Note 2)
--------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services (continued)
  Dental Corp. Perfect Smile ULC............ 1st Lien   B2     B-   6.15%   1 ML+3.75% 06/06/2025   $  704,416 $   695,611
  DuPage Medical Group, Ltd................. 1st Lien   B1     B     5.15   1 ML+2.75% 08/15/2024      912,432     889,622
  DuPage Medical Group, Ltd................. 2nd Lien  Caa1   CCC+   9.43   3 ML+7.00% 08/15/2025      623,968     608,369
  Envision Healthcare Corp.................. 1st Lien   B1     B+    6.15   1 ML+3.75% 10/10/2025      658,184     569,603
  Gentiva Health Services, Inc.............. BTL-B      B1     B     6.19   1 ML+3.75% 07/02/2025    1,000,322   1,000,323
  Gentiva Health Services, Inc.............. BTL-B2    Caa1   CCC+   9.40   1 ML+7.00% 07/02/2026      145,000     146,450
  Healogics, Inc............................ 1st Lien   B3    CCC+   6.73   3 ML+4.25% 07/01/2021      962,693     774,968
  MPH Acquisition Holdings LLC.............. BTL-B      B1     B+    5.08   3 ML+2.75% 06/07/2023    1,761,068   1,681,085
  NVA Holdings, Inc......................... BTL-B3     B2     B     5.15   1 ML+2.75% 02/02/2025      703,706     702,533
  NVA Holdings, Inc......................... BTL-B4     B2     B     5.94   1 ML+3.50% 02/02/2025      640,000     638,400
  One Call Corporation...................... BTL-B1     B3    CCC    7.64   1 ML+5.25% 11/25/2022      265,905     213,389
  Pharmaceutical Product Development, Inc... BTL-B     Ba3     B     4.90   1 ML+2.50% 08/18/2022    1,039,560   1,033,063
  Sound Inpatient Physicians................ 1st Lien  Ba3     B     5.15   1 ML+2.75% 06/27/2025      569,998     568,929
  Sound Inpatient Physicians................ 2nd Lien   B3    CCC+   9.15   1 ML+6.75% 06/26/2026      205,000     203,719
  Surgery Center Holdings, Inc.............. 1st Lien   B1     B-    5.66   1 ML+3.25% 09/02/2024      793,443     764,350
                                                                                                               -----------
                                                                                                                12,484,050
                                                                                                               -----------
Hotels, Restaurants & Leisure -- 6.7%
  8th Avenue Food & Provisions, Inc......... 1st Lien   B2     B     6.17   1 ML+3.75% 10/01/2025      422,875     422,170
  8th Avenue Food & Provisions, Inc......... 2nd Lien  Caa1   CCC+  10.17   1 ML+7.75% 10/01/2026      270,000     268,650
  Aramark Services, Inc..................... BTL-B1    Ba1    BBB-   4.08   3 ML+1.75% 03/11/2025      596,904     594,541
  Boyd Gaming Corp.......................... BTL-B3    Ba3     BB    4.62   1 WL+2.25% 09/15/2023      893,039     887,792
  Caesars Entertainment Operating Co., Inc.. BTL-B      B1     BB    4.40   1 ML+2.00% 10/06/2024    1,913,331   1,899,460
  Caesars Resort Collection LLC............. BTL-B     Ba3     BB    5.15   1 ML+2.75% 12/22/2024    2,903,275   2,846,766
  Carrols Restaurant Group, Inc............. BTL-B      B2     B     5.66   1 ML+3.25% 04/30/2026      640,000     634,133
  CityCenter Holdings LLC................... BTL-B      B1    BB-    4.65   1 ML+2.25% 04/18/2024    1,483,422   1,477,594
  Eldorado Resorts LLC...................... BTL-B     Ba1     BB    4.69   3 ML+2.25% 04/17/2024    1,135,638   1,131,379
  Four Seasons Holdings, Inc................ 1st Lien  Ba3    BB+    4.40   1 ML+2.00% 11/30/2023      604,500     603,083
  Golden Entertainment, Inc................. 1st Lien   B1     B+    5.41   1 ML+3.00% 10/21/2024    1,905,875   1,896,346
  Hilton Worldwide Finance LLC.............. BTL-B2    Baa3   BBB-   4.15   1 ML+1.75% 06/22/2026      591,190     591,190
  IRB Holding Corp.......................... BTL-B      B2     B     5.64   1 ML+3.25% 02/05/2025      382,098     377,401
  Penn National Gaming, Inc................. BTL-B     Ba2     BB    4.65   1 ML+2.25% 10/15/2025      701,475     698,318
  Scientific Games International, Inc....... BTL-B5    Ba3     B+    5.15   1 ML+2.75% 08/14/2024      111,902     110,144
  Scientific Games International, Inc....... BTL-B5    Ba3     B+    5.23   2 ML+2.75% 08/14/2024      464,724     457,421
  Station Casinos, Inc...................... BTL-B     Ba3    BB-    4.91   1 ML+2.50% 06/08/2023      684,501     680,437
  Wynn Resorts, Ltd......................... BTL-B     Ba3     BB    4.69   1 ML+2.25% 10/30/2024      433,913     429,845
                                                                                                               -----------
                                                                                                                16,006,670
                                                                                                               -----------
Household Durables -- 0.3%
  Installed Building Products, Inc.......... BTL-B2     B1     BB    4.90   1 ML+2.50% 04/15/2025      677,938     664,944
                                                                                                               -----------
Household Products -- 0.7%
  Diamond (BC) BV(13)....................... BTL        B1     B-    3.25   3 ME+3.25% 09/06/2024 EUR  206,850     215,216
  Diamond (BC) BV........................... BTL        B1     B-    5.58   3 ML+3.00% 09/06/2024      901,275     790,869
  Energizer Holdings, Inc................... BTL-B     Ba1    BB+    4.75   1 ML+2.25% 01/02/2026      304,237     302,906
  Prestige Brands, Inc...................... BTL-B4    Ba3     BB    4.40   1 ML+2.00% 01/26/2024      249,725     248,164
                                                                                                               -----------
                                                                                                                 1,557,155
                                                                                                               -----------
Industrial Conglomerates -- 0.3%
  Ameriforge Group, Inc..................... BTL        NR     NR    9.33   3 ML+7.00% 06/08/2022      105,915     104,856
  UTEX Industries, Inc...................... 1st Lien   B3    CCC+   6.40   1 ML+4.00% 05/22/2021      677,769     630,326
                                                                                                               -----------
                                                                                                                   735,182
                                                                                                               -----------
Insurance -- 3.8%
  Asurion LLC............................... BTL-B4    Ba3     B+    5.40   1 ML+3.00% 08/04/2022      845,278     842,953
  Asurion LLC............................... BTL-B6    Ba3     B+    5.40   1 ML+3.00% 11/03/2023      840,177     838,076
  Asurion LLC............................... 2nd Lien   B3     B-    8.90   1 ML+6.50% 08/04/2025    1,480,000   1,499,117
  Asurion LLC............................... BTL-B7    Ba3     B+    5.40   1 ML+3.00% 11/03/2024    1,009,800   1,007,276
  Compass Investments, Inc.................. BTL-B      B2     B     5.33   3 ML+3.00% 05/16/2024    1,833,576   1,785,903
  Genworth Financial, Inc................... BTL       Ba3     B+    6.99   2 ML+4.50% 03/07/2023      366,300     369,047

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                  Ratings/(1)/
                                                  ------------
                                                                Interest    Reference     Maturity    Principal     Value
         Industry Description              Type   Moody's S&P     Rate        Rate       Date/(2)/    Amount**     (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
Insurance (continued)
  Hub International, Ltd................ BTL-B      B2     B     5.59%      3 ML+3.00%   04/25/2025   $   975,150 $   950,010
  Sedgwick Claims Management Services,
   Inc.................................. BTL-B      B2     B      5.65      1 ML+3.25%   12/31/2025     1,721,350   1,696,390
                                                                                                                  -----------
                                                                                                                    8,988,772
                                                                                                                  -----------
Interactive Media & Services -- 0.3%
  Go Daddy Operating Co. LLC............ BTL-B1    Ba1    BB-     4.40      1 ML+2.00%   02/15/2024       738,686     738,686
                                                                                                                  -----------
Internet & Direct Marketing Retail -- 0.6%
  Acosta, Inc........................... BTL       Caa2   CCC     5.65      1 ML+3.25%   09/26/2021       797,886     288,569
  Rodan & Fields, LLC................... BTL-B      B2    BB-     6.39      1 ML+4.00%   06/16/2025       559,350     503,415
  Shutterfly, Inc....................... BTL-B2    Ba3    BB-     4.91      1 ML+2.50%   08/17/2024       561,618     561,150
                                                                                                                  -----------
                                                                                                                    1,353,134
                                                                                                                  -----------
IT Services -- 5.4%
  Blackhawk Network Holdings, Inc....... 1st Lien   B1     B      5.40      1 ML+3.00%   06/15/2025     1,841,176   1,825,066
  Carbonite, Inc........................ BTL-B      B1     B      6.15      1 ML+3.75%   03/26/2026       450,000     450,375
  CCC Information Services, Inc......... 1st Lien   B2     B      5.16      1 ML+2.75%   04/26/2024       646,800     637,745
  EVERTEC Group LLC..................... BTL-B      B2     B+     5.90      1 ML+3.50%   11/27/2024     1,218,875   1,221,922
  First Data Corp....................... BTL       Ba2     BB     4.40      1 ML+2.00%   04/26/2024     2,681,026   2,678,044
  First Data Corp....................... BTL       Ba2     BB     4.40      1 ML+2.00%   07/08/2022       843,713     842,790
  Global Payments, Inc.................. BTL-B3    Ba2    BBB-    4.15      1 ML+1.75%   04/21/2023       941,546     940,033
  Tempo Acquisition LLC................. BTL-B      B1     B      5.40      1 ML+3.00%   05/01/2024       997,021     992,036
  Web.com Group, Inc.................... 1st Lien   B2     B+     6.16      1 ML+3.75%   10/10/2025       463,425     457,632
  Web.com Group, Inc.................... BTL-B2    Caa2   CCC+   10.16      1 ML+7.75%   10/11/2026       633,015     620,882
  WEX, Inc.............................. BTL-B3    Ba3    BB-     4.65      1 ML+2.25%   05/15/2026     1,576,655   1,570,085
  Xerox Business Services LLC........... BTL-B     Ba3    BBB-    4.90      1 ML+2.50%   12/07/2023       787,930     769,019
                                                                                                                  -----------
                                                                                                                   13,005,629
                                                                                                                  -----------
Leisure Products -- 0.6%
  Hayward Industries, Inc............... 1st Lien   B3     B      5.90      1 ML+3.50%   08/05/2024       398,905     390,304
  SRAM LLC.............................. BTL-B      B1     B+  5.10-5.23    2 ML+2.75%   03/15/2024       904,149     901,889
  SRAM LLC.............................. BTL-B      B1     B+     7.25    USFRBPLR+1.75% 03/15/2024        32,027      31,947
                                                                                                                  -----------
                                                                                                                    1,324,140
                                                                                                                  -----------
Life Sciences Tools & Services -- 0.5%
  PAREXEL International Corp............ BTL-B      B2     B-     5.15      1 ML+2.75%   09/27/2024       611,818     585,242
  Syneos Health, Inc.................... BTL-B     Ba3     BB     4.40      1 ML+2.00%   08/01/2024       678,948     675,694
                                                                                                                  -----------
                                                                                                                    1,260,936
                                                                                                                  -----------
Machinery -- 4.3%
  Altra Industrial Motion Corp.......... BTL-B     Ba2    BB-     4.40      1 ML+2.00%   10/01/2025       961,978     943,339
  Brookfield WEC Holdings, Inc.......... 1st Lien   B2     B      5.90      1 ML+3.50%   08/01/2025       955,200     954,006
  CIRCOR International, Inc............. 1st Lien   B1     B+     5.91      1 ML+3.50%   12/11/2024       957,297     955,701
  Columbus McKinnon Corp................ BTL-B     Ba2    BB-     4.83      3 ML+2.50%   01/31/2024       820,364     818,313
  Gardner Denver, Inc.(13).............. BTL-B     Ba3    BB+     3.00      1 ME+3.00%   07/30/2024 EUR 1,032,607   1,176,233
  Gardner Denver, Inc................... BTL-B     Ba3    BB+     5.15      1 ML+2.75%   07/30/2024       944,905     945,656
  Manitowoc Foodservice, Inc............ BTL-B      B1    BB-     4.90      1 ML+2.50%   10/23/2025       120,000     118,200
  Navistar International Corp........... BTL-B     Ba2    BB-     5.91      1 ML+3.50%   11/06/2024       923,312     921,004
  NN, Inc............................... BTL        B3     B      5.65      1 ML+3.25%   04/02/2021     1,184,027   1,160,347
  Pro Mach Group, Inc................... BTL-B      B2     B-     5.14      1 ML+2.75%   03/07/2025       541,130     519,823
  Utility One Source LP................. BTL-B      B2     B      7.83      3 ML+5.50%   04/18/2023       711,986     713,766
  WireCo WorldGroup, Inc................ 1st Lien   B3     B+     7.40      1 ML+5.00%   09/30/2023       607,813     606,863
  Zodiac Pool Solutions LLC............. BTL       Ba3     BB     4.65      1 ML+2.25%   07/02/2025       435,600     431,607
                                                                                                                  -----------
                                                                                                                   10,264,858
                                                                                                                  -----------
Media -- 6.0%
  Advantage Sales & Marketing LLC....... 1st Lien   B2     B-     5.58      3 ML+3.25%   07/23/2021       682,322     620,231
  Advantage Sales & Marketing LLC....... 2nd Lien  Caa2   CCC     8.83      3 ML+6.50%   07/25/2022     1,000,000     786,250
  Altice Financing SA................... 1st Lien   B2     B+     5.14      1 ML+2.75%   01/31/2026       500,650     476,243
  Charter Communications Operating
   LLC.................................. BTL-B     Ba1    BBB-    4.33      3 ML+2.00%   04/30/2025       653,971     652,789

                                                                          15

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                         Ratings/(1)/
                                                         ------------
                                                                      Interest  Reference   Maturity   Principal     Value
            Industry Description                  Type   Moody's S&P    Rate      Rate     Date/(2)/   Amount**     (Note 2)
------------------------------------------------------------------------------------------------------------------------------
Media (continued)
  CSC Holdings, Inc............................ BTL-B     Ba3     BB   4.64%   1 ML+2.25%  07/17/2025   $  500,413 $   491,811
  CSC Holdings, Inc............................ BTL-B     Ba3     BB    4.89   1 ML+2.50%  01/25/2026      693,000     684,164
  E.W. Scripps Co.............................. BTL-B     Ba3     BB    5.15   1 ML+2.75%  05/01/2026      638,400     636,538
  Gray Television, Inc......................... BTL-C     Ba2     BB    4.93   1 ML+2.50%  01/02/2026    1,736,275   1,732,245
  Houghton Mifflin Harcourt Publishing
   Company..................................... BTL-B     Caa2    B     5.40   1 ML+3.00%  05/31/2021    1,018,277     958,453
  ION Media Networks, Inc...................... BTL-B3     B1    BB-    5.16   1 ML+2.75%  12/18/2020    2,251,045   2,247,292
  NEP Group, Inc............................... 1st Lien   B1     B+    5.65   1 ML+3.25%  10/20/2025      199,000     198,627
  NEP Group, Inc............................... 2nd Lien  Caa1   CCC+   9.40   1 ML+7.00%  10/19/2026      595,000     586,075
  Nexstar Broadcasting, Inc.................... BTL-B4    Ba3     BB    TBD                06/19/2026    1,345,000   1,339,956
  Unitymedia Hessen GmbH & Co. KG.............. BTL-B     Ba3    BB-    4.64   1 ML+2.25%  09/30/2025      750,000     747,469
  Univision Communications, Inc................ BTL-C5     B2     B     5.15   1 ML+2.75%  03/15/2024      727,380     691,921
  UPC Financing Partnership.................... BTL-AR    Ba3     BB    4.89   1 ML+2.50%  01/15/2026      416,456     415,789
  Virgin Media Bristol LLC..................... BTL-K     Ba3    BB-    4.89   1 ML+2.50%  01/15/2026      500,000     497,986
  Ziggo Secured Finance Partnership............ BTL-E      B1     B+    4.89   1 ML+2.50%  04/15/2025      500,000     489,514
                                                                                                                   -----------
                                                                                                                    14,253,353
                                                                                                                   -----------
Metals & Mining -- 0.6%
  American Rock Salt Co. LLC................... 1st Lien   B3     B     6.15   1 ML+3.75%  03/21/2025    1,434,485   1,432,692
                                                                                                                   -----------
Multiline Retail -- 0.2%
  Neiman Marcus Group Ltd. LLC................. BTL       Caa2   CCC+   8.47   3 ML+6.00%  10/25/2023      529,701     453,557
                                                                                                                   -----------
Oil, Gas & Consumable Fuels -- 3.3%
  Ascent Resources Marcellus LLC............... 1st Lien   NR     NR    8.91   1 ML+6.50%  03/30/2023      260,833     247,792
  BCP Renaissance Parent LLC................... BTL-B      B1     B+    6.08   3 ML+3.50%  10/31/2024      994,950     990,330
  Blackstone CQP Holdco LP..................... BTL-B      B1     B+    TBD                09/30/2024      885,000     886,106
  California Resources Corp.................... 1st Lien   B2     B     7.15   1 ML+4.75%  12/31/2022      395,000     375,908
  California Resources Corp.................... 2nd Lien  Caa1    B    12.78   1 ML+10.38% 12/31/2021      500,000     506,875
  Foresight Energy LLC......................... 1st Lien   B2     B-    8.27   3 ML+5.75%  03/28/2022    1,234,656     988,959
  Medallion Midland Acquisition LLC............ 1st Lien   B2     B+    5.65   1 ML+3.25%  10/30/2024      707,267     686,270
  Oryx Midstream Services LLC.................. BTL-B      B2     B     6.40   1 ML+4.00%  05/22/2026      820,000     816,924
  Power Buyer LLC.............................. 1st Lien   B3     B-    5.58   3 ML+3.25%  03/06/2025    1,007,203     946,771
  Power Buyer LLC.............................. 2nd Lien  Caa2   CCC    9.58   3 ML+7.25%  03/06/2026      585,000     561,600
  Traverse Midstream Partners LLC.............. BTL-B      B2     B+    6.59   3 ML+4.00%  09/27/2024      843,625     832,025
                                                                                                                   -----------
                                                                                                                     7,839,560
                                                                                                                   -----------
Personal Products -- 1.0%
  Coty, Inc.(13)............................... BTL-B     Ba3     BB    2.50   1 ME+2.50%  04/07/2025 EUR  816,750     899,472
  Coty, Inc.................................... BTL-B     Ba3     BB    4.67   1 ML+2.25%  04/07/2025      565,324     550,720
  Revlon Consumer Products Corp................ BTL-B      B3    CCC+   6.02   3 ML+3.50%  09/07/2023    1,069,750     892,795
                                                                                                                   -----------
                                                                                                                     2,342,987
                                                                                                                   -----------
Pharmaceuticals -- 1.3%
  Endo Luxembourg Finance Co. I SARL........... BTL-B     Ba3     B+    6.65   1 ML+4.25%  04/29/2024      641,314     600,030
  Valeant Pharmaceuticals International, Inc... BTL-B     Ba2    BB-    5.16   1 ML+2.75%  11/27/2025    1,476,562   1,467,334
  Valeant Pharmaceuticals International, Inc... BTL-B     Ba2    BB-    5.41   1 ML+3.00%  06/02/2025    1,163,536   1,162,497
                                                                                                                   -----------
                                                                                                                     3,229,861
                                                                                                                   -----------
Professional Services -- 1.3%
  AlixPartners LLP............................. BTL-B      B2     B+    5.15   1 ML+2.75%  04/04/2024    1,676,412   1,670,724
  AlixPartners LLP(13)......................... BTL-B      B2     NR    3.25   1 ME+3.25%  04/04/2024 EUR  250,000     284,097
  Dun & Bradstreet Corporation................. BTL        B2     B-    7.40   1 ML+5.00%  02/08/2026      845,000     845,000
  Team Health Holdings, Inc.................... 1st Lien   B2     B     5.15   1 ML+2.75%  02/06/2024      488,125     427,110
                                                                                                                   -----------
                                                                                                                     3,226,931
                                                                                                                   -----------
Real Estate Investment Trusts -- 0.8%
  MGM Growth Properties Operating Partnership
   LP.......................................... BTL-B     Ba3    BB+    4.40   1 ML+2.00%  03/21/2025      521,877     518,429
  VICI Properties 1 LLC........................ BTL       Ba3    BBB-   4.40   1 ML+2.00%  12/20/2024    1,453,864   1,436,297
                                                                                                                   -----------
                                                                                                                     1,954,726
                                                                                                                   -----------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                       Ratings/(1)/
                                                       ------------
                                                                    Interest  Reference   Maturity    Principal     Value
           Industry Description                 Type   Moody's S&P    Rate      Rate     Date/(2)/    Amount**     (Note 2)
-----------------------------------------------------------------------------------------------------------------------------
Road & Rail -- 0.9%
  Fly Funding II SARL........................ BTL-B     Ba2    BB+    4.56%   3 ML+2.00% 02/09/2023   $ 1,099,098 $ 1,093,603
  Savage Enterprises LLC..................... BTL-B      B1     B+    6.92    1 ML+4.50% 08/01/2025       986,129     987,054
                                                                                                                  -----------
                                                                                                                    2,080,657
                                                                                                                  -----------
Semiconductors & Semiconductor Equipment -- 0.8%
  Cabot Microelectronics Corp................ BTL-B     Ba2    BB+    4.69    1 ML+2.25% 11/14/2025       473,079     472,488
  Entegris, Inc.............................. BTL-B     Baa3   BBB-   4.40    1 ML+2.00% 11/01/2025       995,000     994,378
  Microchip Technology, Inc.................. BTL-B     Baa3   BB+    4.41    1 ML+2.00% 05/29/2025       563,394     559,873
                                                                                                                  -----------
                                                                                                                    2,026,739
                                                                                                                  -----------
Software -- 5.7%
  Almonde, Inc............................... 1st Lien   B2     B-    6.10    3 ML+3.50% 06/13/2024     1,171,601   1,140,428
  Almonde, Inc............................... 2nd Lien  Caa2   CCC    9.65    1 ML+7.25% 06/13/2025       230,000     227,585
  Ascend Learning LLC........................ BTL-B     Ba3     B     5.40    1 ML+3.00% 07/12/2024       500,211     491,145
  Ceridian HCM Holding, Inc.................. BTL-B      B2     B     5.40    1 ML+3.00% 04/30/2025     1,082,038   1,083,039
  Compuware Corp............................. BTL-B      B2     B     5.90    1 ML+3.50% 08/23/2025       194,025     193,863
  Epicore Software Co........................ 1st Lien   B2     B-    5.66    1 ML+3.25% 06/01/2022     1,099,360   1,090,886
  Hyland Software, Inc....................... 1st Lien   B1     B-    5.65    1 ML+3.25% 07/01/2024       972,254     966,663
  Hyland Software, Inc....................... 2nd Lien  Caa1   CCC    9.40    1 ML+7.00% 07/07/2025       535,000     536,338
  IQVIA, Inc................................. BTL-B     Ba1    BBB-   2.50    3 ME+2.00% 06/11/2025 EUR 1,173,150   1,334,990
  Infor US, Inc.............................. BTL-B6    Ba3     B     5.08    3 ML+2.75% 02/01/2022       679,172     676,201
  MA FinanceCo. LLC.......................... BTL-B3     B1    BB-    4.90    1 ML+2.50% 06/21/2024       123,320     120,700
  McAfee LLC................................. BTL-B1     B2     B     6.08    1 ML+3.75% 09/30/2024       184,535     184,131
  Quest Software US Holdings, Inc............ 1st Lien   B2     B+    6.83    3 ML+4.25% 05/16/2025       834,550     820,989
  RP Crown Parent LLC........................ BTL-B      B1     B     5.15    1 ML+2.75% 10/12/2023       867,750     861,965
  Seattle Spinco, Inc........................ BTL-B3     B1    BB-    4.90    1 ML+2.50% 06/21/2024       832,815     815,117
  SS&C Technologies, Inc..................... BTL-B3    Ba2    BB+    4.65    1 ML+2.25% 04/16/2025       592,919     590,202
  SS&C Technologies, Inc..................... BTL-B4    Ba2    BB+    4.65    1 ML+2.25% 04/16/2025       406,618     404,755
  SS&C Technologies, Inc..................... BTL-B5    Ba2    BB+    4.65    1 ML+2.25% 04/16/2025     1,369,517   1,363,431
  Ultimate Software Group, Inc............... BTL-B      B2     B     6.08    3 ML+3.75% 05/04/2026       680,000     680,680
                                                                                                                  -----------
                                                                                                                   13,583,108
                                                                                                                  -----------
Specialty Retail -- 2.1%
  At Home Holding III, Inc................... BTL        B2     B+    6.08    3 ML+3.50% 06/03/2022       674,973     600,726
  Bass Pro Group LLC......................... BTL-B      B1     B+    7.40    1 ML+5.00% 09/25/2024     1,490,548   1,421,145
  Foundation Building Materials Holding Co.
   LLC....................................... BTL-B      B2    BB-    5.40    1 ML+3.00% 08/13/2025       497,500     493,458
  J. Crew Group, Inc......................... BTL-B     Caa2   CCC-   5.40    1 ML+3.00% 03/05/2021       388,913     331,062
  J. Crew Group, Inc......................... BTL-B     Caa2   CCC- 5.33-5.58 3 ML+3.00% 03/05/2021       325,665     277,222
  PetSmart, Inc.............................. BTL-B2     B3     B     6.67    1 ML+4.25% 03/11/2022       878,647     851,409
  Staples, Inc............................... BTL-B      B1     B+    7.60    3 ML+5.00% 04/16/2026     1,109,126   1,062,334
                                                                                                                  -----------
                                                                                                                    5,037,356
                                                                                                                  -----------
Textiles, Apparel & Luxury Goods -- 0.8%
  ASP Unifrax Holdings, Inc.................. BTL-B1     B3     B-    6.08    1 ML+3.75% 12/12/2025     1,496,578   1,447,939
  ASP Unifrax Holdings, Inc.................. BTL-B2    Caa2   CCC+   10.93   3 ML+8.50% 12/14/2026       375,000     360,000
                                                                                                                  -----------
                                                                                                                    1,807,939
                                                                                                                  -----------
Trading Companies & Distributors -- 1.8%
  ABC Supply Co., Inc........................ BTL-B      B1    BB+    4.40    1 ML+2.00% 10/31/2023       987,738     972,614
  Beacon Roofing Supply, Inc................. BTL-B      B1    BB+    4.66    1 ML+2.25% 01/02/2025       444,375     438,618
  HD Supply, Inc............................. BTL-B5    Ba2    BBB-   4.15    1 ML+1.75% 10/17/2023     1,068,403   1,066,686
  HD Supply Waterworks, Ltd.................. BTL-B      B2     B+    5.52    3 ML+3.00% 08/01/2024       445,200     443,716
  Sage Borrowco LLC.......................... BTL-B      B2     B      TBD               06/22/2026       580,000     580,363
  Univar, Inc................................ BTL-B     Ba3    BB+    4.90    1 ML+2.50% 07/01/2024       355,305     354,506
  Univar USA, Inc............................ BTL-B3    Ba3    BB+    4.65    1 ML+2.25% 07/01/2024       470,139     468,506
                                                                                                                  -----------
                                                                                                                    4,325,009
                                                                                                                  -----------

                                                                          17

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                             Ratings/(1)/
                                                             ------------
                                                                          Interest Reference   Maturity  Principal     Value
         Industry Description                   Type         Moody's S&P    Rate     Rate     Date/(2)/  Amount**     (Note 2)
--------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure -- 0.4%
 DAE Aviation Holdings, Inc............. BTL-B1                B2     NR   6.33%   3 ML+4.00% 04/06/2026 $  684,579 $    686,932
 Dynasty Acquisition Co., Inc........... BTL-B2                B2     NR    6.33   3 ML+4.00% 04/06/2026    368,053      369,318
                                                                                                                    ------------
                                                                                                                       1,056,250
                                                                                                                    ------------
Wireless Telecommunication Services -- 1.2%
 Sprint Communications, Inc............. BTL-B                Ba2    BB-    4.94   1 ML+2.50% 02/02/2024  2,203,096    2,167,296
 Sprint Communications, Inc............. BTL-B                Ba2    BB-    5.44   1 ML+3.00% 02/02/2024    611,925      605,550
                                                                                                                    ------------
                                                                                                                       2,772,846
                                                                                                                    ------------
 Total Loans (cost $219,599,847)........                                                                             214,630,109
                                                                                                                    ------------
U.S. CORPORATE BONDS & NOTES -- 4.0%
Commercial Services & Supplies -- 0.5%
 IAA Spinco, Inc.*...................... Senior Notes          B2     B     5.50              06/15/2027    360,000      374,400
 Allied Universal Holdco LLC*........... Senior Sec. Notes     B3     B-    6.63              07/15/2026    750,000      761,250
                                                                                                                    ------------
                                                                                                                       1,135,650
                                                                                                                    ------------
Construction & Engineering -- 0.3%
 Brand Energy & Infrastructure
   Services, Inc.*...................... Senior Notes         Caa2   CCC    8.50              07/15/2025    700,000      634,375
                                                                                                                    ------------
Consumer Finance -- 0.3%
 Navient Corp........................... Senior Notes         Ba3     B+    6.50              06/15/2022    300,000      318,672
 Springleaf Finance Corp................ Company Guar. Notes  Ba3    BB-    6.13              05/15/2022    500,000      536,250
                                                                                                                    ------------
                                                                                                                         854,922
                                                                                                                    ------------
Containers & Packaging -- 0.5%
 Reynolds Group Issuer, Inc. FRS*....... Senior Sec. Notes     B1     B+    6.10   3 ML+3.50% 07/15/2021  1,245,000    1,245,000
                                                                                                                    ------------
Food Products -- 0.1%
 Darling Ingredients, Inc.*............. Senior Notes         Ba3    BB+    5.25              04/15/2027    130,000      135,850
                                                                                                                    ------------
Insurance -- 0.3%
 Acrisure LLC / Acrisure Finance, Inc.*. Senior Sec. Notes     B2     B     8.13              02/15/2024    670,000      691,775
                                                                                                                    ------------
Multi Utilities -- 0.0%
 Texas Competitive Electric Holdings
   Co. LLC*............................. Escrow Notes          NR     NR    6.25              10/01/2020  4,174,956       16,700
                                                                                                                    ------------
Oil, Gas & Consumable Fuels -- 0.8%
 Chesapeake Energy Corp................. Company Guar. Notes   B2     B+    7.00              10/01/2024    500,000      448,750
 Foresight Energy/Finance*.............. Sec. Notes           Caa2   CCC-  11.50              04/01/2023    715,000      400,400
 Jagged Peak Energy LLC................. Company Guar. Notes   B3     B+    5.88              05/01/2026    500,000      492,500
 Vine Oil & Gas LP / Vine Oil & Gas
   Finance Corp.*....................... Company Guar. Notes  Caa1    B-    8.75              04/15/2023  1,000,000      650,000
                                                                                                                    ------------
                                                                                                                       1,991,650
                                                                                                                    ------------
Personal Products -- 0.1%
 Revlon Consumer Products Corp.......... Company Guar. Notes  Caa3   CCC    6.25              08/01/2024    505,000      345,925
                                                                                                                    ------------
Software -- 0.8%
 SS&C Technologies, Inc.*............... Company Guar. Notes   B2     B+    5.50              09/30/2027  1,780,000    1,846,750
                                                                                                                    ------------
Specialty Retail -- 0.1%
 PetSmart, Inc.*........................ Senior Sec. Notes     B3     B     5.88              06/01/2025    250,000      242,500
                                                                                                                    ------------
Trading Companies & Distributors -- 0.2%
 Beacon Roofing Supply, Inc.*........... Company Guar. Notes   B3     B+    4.88              11/01/2025    500,000      495,000
                                                                                                                    ------------
 Total U.S. Corporate Bonds &
   Notes (cost $10,377,046).............                                                                               9,636,097
                                                                                                                    ------------
FOREIGN CORPORATE BONDS & NOTES -- 2.1%
Auto Components -- 0.2%
 Panther BF Aggregator 2 LP*............ Company Guar. Notes   B3     B     8.50              05/15/2027    560,000      576,800
                                                                                                                    ------------
Commercial Services & Supplies -- 0.3%
 Avolon Holdings Funding Ltd.*.......... Company Guar. Notes  Baa3   BBB-   3.63              05/01/2022    750,000      760,200
                                                                                                                    ------------

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                              Ratings/(1)/
                                                              ------------
                                                                                                           Principal
                                                                           Interest Reference   Maturity   Amount**/
         Industry Description                    Type         Moody's S&P    Rate     Rate     Date/(2)/    Shares
-----------------------------------------------------------------------------------------------------------------------
Containers & Packaging -- 0.3%
  Ardagh Packaging Finance PLC*.......... Company Guar. Notes   B3     B     7.25%             05/15/2024   $  685,000

Hotels, Restaurants & Leisure -- 0.2%
  LHMC Finco Sarl FRS*(13)............... Senior Sec. Notes     B2     B+    5.75   3 ME+5.75% 12/20/2023 EUR  320,000

Metals & Mining -- 0.3%
  Costellium NV*......................... Company Guar. Notes   B2     B     6.63              03/01/2025      655,000

Paper & Forest Products -- 0.2%
  Norbord, Inc.*......................... Senior Sec. Notes    Ba1    BB+    5.75              07/15/2027      485,000

Pharmaceuticals -- 0.6%
  Endo, Ltd./Endo Finance LLC*........... Company Guar. Notes  Caa1   CCC+   6.00              07/15/2023      560,000
  Valeant Pharmaceuticals*............... Senior Sec. Notes    Ba2    BB-    7.00              03/15/2024      630,000
  Valeant Pharmaceuticals*............... Company Guar. Notes   B3     B-    9.00              12/15/2025      385,000

  Total Foreign Corporate Bonds & Notes
   (cost $5,071,215).....................

COMMON STOCKS -- 0.6%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust,
   Class A+(8)...........................                                                                        1,242
  Paragon Offshore, Litigation Trust,
   Class B+(8)...........................                                                                          621

Industrial Conglomerates -- 0.4%
  AFG Holdings, Inc.+(8).................                                                                       14,309

Oil, Gas & Consumable Fuels -- 0.2%
  Ascent Resources Marcellus LLC,
   Class A+(5)(8)........................                                                                      187,384
  Philadelphia Energy Solutions LLC,
   Class A+(8)...........................                                                                       35,161
  TE Holdcorp LLC, Class A+(5)(8)........                                                                       44,278

  Total Common Stocks (cost $3,313,313)..

PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.3%
Banks -- 0.3%
  Banco Bilbao Vizcaya Argentaria SA(9)
   (cost $800,000).......................                      Ba2     NR    6.13              11/16/2027      800,000

WARRANTS -- 0.0%
Oil, Gas & Consumable Fuels -- 0.0%
  Ascent Resources Marcellus LLC+(5)(8)
   Expires 03/30/2023
   (strike price $6.15)
   (cost $4,625).........................                                                                       48,515

  Total Long-Term Investment Securities
   (cost $239,166,046)...................

SHORT-TERM INVESTMENT SECURITIES -- 1.7%
Registered Investment Companies -- 1.7%
  State Street Institutional Liquid
   Reserves Fund,
   Administration Class 2.20%(10)
   (cost $4,134,494).....................                                                                    4,133,876

                                             Value
         Industry Description               (Note 2)
------------------------------------------------------
Containers & Packaging -- 0.3%
  Ardagh Packaging Finance PLC*.......... $    721,819
                                          ------------
Hotels, Restaurants & Leisure -- 0.2%
  LHMC Finco Sarl FRS*(13)...............      369,021
                                          ------------
Metals & Mining -- 0.3%
  Costellium NV*.........................      681,200
                                          ------------
Paper & Forest Products -- 0.2%
  Norbord, Inc.*.........................      488,031
                                          ------------
Pharmaceuticals -- 0.6%
  Endo, Ltd./Endo Finance LLC*...........      403,200
  Valeant Pharmaceuticals*...............      669,438
  Valeant Pharmaceuticals*...............      430,160
                                          ------------
                                             1,502,798
                                          ------------
  Total Foreign Corporate Bonds & Notes
   (cost $5,071,215).....................    5,099,869
                                          ------------
COMMON STOCKS -- 0.6%
Energy Equipment & Services -- 0.0%
  Paragon Offshore, Litigation Trust,
   Class A+(8)...........................          435
  Paragon Offshore, Litigation Trust,
   Class B+(8)...........................       17,078
                                          ------------
                                                17,513
                                          ------------
Industrial Conglomerates -- 0.4%
  AFG Holdings, Inc.+(8).................      786,995
                                          ------------
Oil, Gas & Consumable Fuels -- 0.2%
  Ascent Resources Marcellus LLC,
   Class A+(5)(8)........................      492,820
  Philadelphia Energy Solutions LLC,
   Class A+(8)...........................        8,789
  TE Holdcorp LLC, Class A+(5)(8)........            0
                                          ------------
                                               501,609
                                          ------------
  Total Common Stocks (cost $3,313,313)..    1,306,117
                                          ------------
PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.3%
Banks -- 0.3%
  Banco Bilbao Vizcaya Argentaria SA(9)
   (cost $800,000).......................      753,000
                                          ------------
WARRANTS -- 0.0%
Oil, Gas & Consumable Fuels -- 0.0%
  Ascent Resources Marcellus LLC+(5)(8)
   Expires 03/30/2023
   (strike price $6.15)
   (cost $4,625).........................        1,455
                                          ------------
  Total Long-Term Investment Securities
   (cost $239,166,046)...................  231,426,647
                                          ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.7%
Registered Investment Companies -- 1.7%
  State Street Institutional Liquid
   Reserves Fund,
   Administration Class 2.20%(10)
   (cost $4,134,494).....................    4,134,703
                                          ------------

                                                                          19

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                                                                       Principal       Value
        Industry Description                                           Amount**       (Note 2)
    ---------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS -- 1.7%
      Bank of America Securities LLC Joint Repurchase Agreement(11)  $    820,000   $    820,000
      Barclays Capital, Inc. Joint Repurchase Agreement(11).......        685,000        685,000
      BNP Paribas SA Joint Repurchase Agreement(11)...............        820,000        820,000
      Deutsche Bank AG Joint Repurchase Agreement(11).............        755,000        755,000
      RBS Securities, Inc. Joint Repurchase Agreement(11).........        920,000        920,000
                                                                                    ------------
      Total Repurchase Agreements
       (cost $4,000,000)..........................................                     4,000,000
                                                                                    ------------
    TOTAL INVESTMENTS
      (cost $247,300,540)(14).....................................          100.2%   239,561,350
    Liabilities in excess of other assets...........................         (0.2)%     (352,775)
                                                                     ------------   ------------
    NET ASSETS......................................................        100.0%  $239,208,575
                                                                     ============   ============
--------
BTL Bank Term Loan
EUR Euro Currency
NR  Security is not rated.
FRS--Floating Rate Security
    The rates shown on FRS are the current interest rates as of June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.
TBD--Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
+   Non-income producing security
*   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $12,593,869, representing 5.3% of net assets.
**  Denominated in United States Dollars unless otherwise noted.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by
    Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2019.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 68 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment.
    Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London
    Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Security classified as Level 3 (see Note 2).
(6) All or a portion of this holding is subject to unfunded loan commitments
    (see Note 10).
(7) "Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 3.10%. The security is also currently paying interest in the form of additional loans at 6.99%.
(8) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended
    (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2.
    Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act.
    The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

    of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Fund held the following restricted securities:

                               Acquisition         Acquisition            Value Per % of Net
Description                       Date     Shares     Cost       Value      Share    Assets
-----------                    ----------- ------- ----------- ---------- --------- --------
Common Stocks
-------------
 AFG Holdings, Inc............ 01/22/2013   14,309 $  911,111  $  786,995  $55.00     0.33%
 Ascent Resources Marcellus
   LLC, Class A............... 03/30/2018  187,384    567,151     492,820    2.63     0.21
 Paragon Offshore Litigation
   Trust, Class A............. 07/11/2014    1,242        704         435    0.35     0.00
 Paragon Offshore Litigation
   Trust, Class B............. 10/21/2014      621     10,557      17,078   27.50     0.01
 Philadelphia Energy
   Solutions LLC, Class A..... 04/04/2018   35,161    185,574       8,789    0.25     0.00
 TE Holdcorp LLC, Class A..... 11/21/2013   44,278  1,638,216           0    0.00     0.00
Warrants
--------
 Ascent Resources Marcellus
   LLC........................ 03/30/2018   48,515      4,625       1,455    0.03     0.00
                                                               ----------             ----
                                                               $1,307,572             0.55%
                                                               ==========             ====

(9) Perpetual maturity -- maturity date reflects the next call date.
(10)The rate shown is the 7-day yield as of June 30, 2019.
(11)See Note 2 for details of the Joint Repurchase Agreement.
(12)"Payment-in-Kind" (PIK) security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 7.90%. The security is also currently paying interest in the form of additional loans at 1.75%.
(13)The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(14)See Note 6 for cost of investments on a tax basis.

Index Legend

1 ME--1 Month Euribor
1 ML--1 Month USD LIBOR
1 WL--1 Week USD LIBOR
2 ML--2 Month USD LIBOR
3 ME--3 Month Euribor
3 ML--3 Month USD LIBOR
6 ME--6 Month Euribor
USFRBPLR--US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts
------------------------------------------------------------------------------------------------------
                                     Contract to    In Exchange    Delivery   Unrealized   Unrealized
Counterparty                           Deliver          For          Date    Appreciation Depreciation
------------------------------------------------------------------------------------------------------
Goldman Sachs International........ EUR 10,707,745 USD 12,235,130 07/31/2019   $30,087        $--
                                                                               =======        ===
--------
EUR--EuroCurrency
USD--UnitedStates Dollar

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2019 (see Note 2):

                               Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                   Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                               --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Loans:
 Energy Equipment & Services..          $--            $    979,637             $ 0           $    979,637
 Other Industries.............           --             213,650,472              --            213,650,472
U.S. Corporate Bonds & Notes..           --               9,636,097              --              9,636,097
Foreign Corporate Bonds &
 Notes........................           --               5,099,869              --              5,099,869

                                                                          21

        AIG Senior Floating Rate Fund
        PORTFOLIO OF INVESTMENTS -- June 30, 2019 -- (unaudited) (continued)

                               Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                   Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                               --------------------- ----------------- ---------------------- ------------
Common Stocks:
 Oil, Gas & Consumable Fuels..      $       --         $      8,789           $492,820        $    501,609
 Other Industries.............              --              804,508                 --             804,508
Preferred Securities/Capital
 Securities...................              --              753,000                 --             753,000
Warrants......................              --                   --              1,455               1,455
Short-Term Investment
 Securities...................       4,134,703                   --                 --           4,134,703
Repurchase Agreements.........              --            4,000,000                 --           4,000,000
                                    ----------         ------------           --------        ------------
Total Investments at Value....      $4,134,703         $234,932,372           $494,275        $239,561,350
                                    ==========         ============           ========        ============
Other Financial Instruments:@
Forward Foreign Currency
 Contracts....................      $       --         $     30,087           $     --        $     30,087
                                    ==========         ============           ========        ============
--------
*  For a detailed presentation of investments, please refer to the Portfolio of
   Investments.
@  Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no
Level 3 transfers during the reporting period.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Corporation") is an
   open-end, diversified management investment company organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of
   1940, as amended (the "1940 Act"). The Corporation consists of one series --
   AIG Senior Floating Rate Fund (the "Fund"). The Fund is managed by
   SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an
   indirect wholly-owned subsidiary of American International Group, Inc.
   ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"). The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities. The Fund may invest in foreign securities, including up to 10% of its total assets in non-U.S. dollar denominated Loans and high yield fixed income securities and up to 25% of its total assets in U.S. dollar denominated Loans issued by non-U.S.
   companies.

   The Fund offers three classes of shares: Class A, Class C and Class W. These classes within the Fund are presented in the Statement of Assets and
   Liabilities. The cost structure for each class is as follows:

   Class A shares-- Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC")
                    on redemptions made within one year of purchase.

   Class C shares-- Offered at net asset value without an initial sales charge and may be subject to a CDSC on redemptions made within 12 months of purchase. Effective March 1, 2018, Class C shares will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject
                    to the lower distribution fee applicable to Class A shares.

   Class W shares-- Offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored
                    by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, with Class C shares being subject to higher distribution fee rates. Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class W shares pay a service fee to the Fund's distributor for providing administrative and shareholder services.

   Indemnifications: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the
   "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to

                                                                          23

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with
   GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the
   Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of June 30, 2019, is reported on a schedule at the end of the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the
   NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the
   Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The
   Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a
   Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior secured floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter
   ("OTC") market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market

                                                                          25

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the
   Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract.
   Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities.
   Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund's Portfolio of
   Investments.

   Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and
   Derivatives Association, Inc.) Master Agreements or similar agreements
   ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund's net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. The Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of June 30,
   2019, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the
   Statement of Operations for the six months ended June 30, 2019. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2019, please refer to the schedule at the end of the Fund's
   Portfolio of Investments.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

               Asset Derivatives            Liability Derivatives
           -------------------------- -   --------------------------
                Forward Foreign                Forward Foreign
             Currency Contracts(1)          Currency Contracts(2)
           --------------------------     --------------------------
           Foreign Exchange Contracts     Foreign Exchange Contracts
           --------------------------     --------------------------
                    $30,087                          $ --
                    =======                          ===

       Statement of Assets and Liabilities Location:
          (1)  Unrealized appreciation on forward foreign currency contracts
          (2)  Unrealized depreciation on forward foreign currency contracts

 Realized Gain (Loss) on       Change in Unrealized Appreciation (Depreciation)
Derivatives Recognized in                on Derivatives Recognized in
 Statement of Operations                   Statement of Operations
-------------------------- -   ------------------------------------------------
     Forward Foreign                           Forward Foreign
  Currency Contracts(1)                     Currency Contracts(2)
--------------------------     ------------------------------------------------
Foreign Exchange Contracts                Foreign Exchange Contracts
--------------------------     ------------------------------------------------
         $252,248                                  $(4,391)
         ========                                  ========

       Statement of Operations Location:
          (1)  Net realized gain (loss) on forward contracts
          (2)  Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balances of derivatives held during the six months ended June 30, 2019.

                  Average Amount Outstanding During the Period
                  --------------------------------------------
                         Foreign Exchange Contracts(1)
                  --------------------------------------------
                                  $11,811,212
                                  ===========
          --------
          (1)  Amounts represent notional amounts in US dollars.

   The following table sets forth the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of June 30, 2019.
   The repurchase agreements held by the Fund as of June 30, 2019, are also subject to Master Agreements but are not included in the following tables.
   See the Portfolio of Investments and the Notes to the Financial Statements
   for more information about the Fund's holdings in repurchase agreements.

                                    Derivative Assets(1) Derivative Liabilities(1)
                                    -------------------- -------------------------
                                     Forward              Forward                       Net
                                     Foreign              Foreign                   Derivative    Collateral
                                    Currency             Currency                     Assets       Pledged/
Counterparty                        Contracts    Total   Contracts      Total      (Liabilities) (Received)(2) Net Amount(3)
------------                        ---------   -------  ---------      -----      ------------- ------------- -------------
Goldman Sachs International........  $30,087    $30,087    $ --         $ --          $30,087        $ --         $30,087
                                     =======    =======    ====         ====          =======        ====         =======
       -
       (1)Gross amounts of recognized assets and liabilities not offset in the
          Statement of Assets and Liabilities.
       (2)For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative
          asset/liability in the table above.
       (3)Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value,

                                                                          27

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                                Percentage Principal
                                                Ownership   Amount
                                                ---------- ---------
            Senior Floating Rate Fund..........    2.73%   $820,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated June 28, 2019, bearing interest at a rate of 2.47% per annum, with a principal amount of $30,000,000, a repurchase price of $30,006,175, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

                                    Interest                Principal
Type of Collateral                    Rate   Maturity Date   Amount       Value
------------------                  -------- ------------- ----------- -----------
U.S. Treasury Bonds................   3.00%   02/15/2047   $27,907,000 $30,930,208

   As of June 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

                                                Percentage Principal
                                                Ownership   Amount
                                                ---------- ---------
            Senior Floating Rate Fund..........    2.74%   $685,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclays Capital, Inc., dated June 28, 2019, bearing interest at a rate of
   2.50% per annum, with a principal amount of $25,000,000, a repurchase price of $25,005,208, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

                                    Interest                Principal
Type of Collateral                    Rate   Maturity Date   Amount       Value
------------------                  -------- ------------- ----------- -----------
U.S. Treasury Bonds................   3.38%   05/15/2044   $21,889,000 $25,534,613

   As of June 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                                Percentage Principal
                                                Ownership   Amount
                                                ---------- ---------
            Senior Floating Rate Fund..........    2.73%   $820,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated June 28, 2019, bearing interest at a rate of 2.48% per annum, with a principal amount of $30,000,000, a repurchase price of
   $30,006,200, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

                                    Interest                Principal
Type of Collateral                    Rate   Maturity Date   Amount       Value
------------------                  -------- ------------- ----------- -----------
U.S. Treasury Notes................   2.13%   11/30/2024   $30,110,800 $30,660,322

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   As of June 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                                Percentage Principal
                                                Ownership   Amount
                                                ---------- ---------
            Senior Floating Rate Fund..........    2.74%   $755,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated June 28, 2019, bearing interest at a rate of 2.49%
   per annum, with a principal amount of $27,570,000, a repurchase price of
   $27,575,721, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

                                    Interest                Principal
Type of Collateral                    Rate   Maturity Date   Amount       Value
------------------                  -------- ------------- ----------- -----------
U.S. Treasury Notes................   2.63%   07/15/2021   $27,654,000 $28,459,097

   As of June 30, 2019, the Fund held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

                                                Percentage Principal
                                                Ownership   Amount
                                                ---------- ---------
            Senior Floating Rate Fund..........    2.79%   $920,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   RBS Securities, Inc., dated June 28, 2019, bearing interest at a rate of
   2.48% per annum, with a principal amount of $33,000,000, a repurchase price of $33,006,820, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

                                    Interest                Principal
Type of Collateral                    Rate   Maturity Date   Amount       Value
------------------                  -------- ------------- ----------- -----------
U.S. Treasury Notes................   2.88%   10/31/2023   $32,035,000 $33,680,548

   When-Issued Securities and Forward Commitments: The Fund may purchase or sell when-issued securities that have been authorized, but not yet issued in the market. In addition, the Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Fund may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S.
   companies and their affiliates, undertaken to finance the growth of the
   Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
   Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Securities Transactions, Investment Income, Expenses, Dividends and
   Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is

                                                                          29

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees are accreted over the life of the loan. Fees in the amount of $89,046 were recognized for the six months ended June 30,
   2019. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $66,962 for the six months ended June 30,
   2019, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax"
   differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
   2015-2017 or expected to be taken in the Fund's 2018 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before
   2015.

   Foreign Currency Translation: The books and records of the Fund is maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the
   Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   New Accounting Pronouncements: In August 2018, the FASB issued Accounting
   Standards Update ("ASU") No. 2018-13 "Disclosure Framework -- Changes to the
   Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

   Effective January 1, 2019, the Fund is subject to ASU 2017-08, "Premium
   Amortization on Purchased Callable Debt Securities", which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted.
   Adoption of the ASU had no material impact on the Fund.

Note 3. Capital Share Transactions

                                                                                   For the                   For the
                                                                               six months ended            year ended
                                                                                June 30, 2019           December 31, 2018
                                                                           -----------------------  ------------------------
                                                                             Shares       Amount      Shares       Amount
Class A                                                                    ----------  -----------  ----------  ------------
Shares sold...............................................................  1,497,404  $11,919,872   5,481,742   $44,300,731
Reinvested dividends......................................................    272,978    2,169,523     509,372     4,096,024
Shares redeemed........................................................... (2,554,727) (20,291,164) (4,147,475)  (33,471,507)
                                                                           ----------  -----------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion.   (784,345)  (6,201,769)  1,843,639    14,925,248
Shares issued/(reacquired) upon automatic conversion......................    117,853      928,998   1,400,892    11,357,027
                                                                           ----------  -----------  ----------  ------------
   Net increase (decrease)................................................   (666,492) $(5,272,771)  3,244,531   $26,282,275
                                                                           ==========  ===========  ==========  ============

                                                                                   For the                   For the
                                                                               six months ended            year ended
                                                                                June 30, 2019           December 31, 2018
                                                                           -----------------------  ------------------------
                                                                             Shares       Amount      Shares       Amount
Class C                                                                    ----------  -----------  ----------  ------------
Shares sold...............................................................    747,985   $5,938,289   2,003,292   $15,909,264
Reinvested dividends......................................................    193,300    1,535,657     427,597     3,440,328
Shares redeemed........................................................... (1,897,277) (15,042,925) (5,490,815)  (44,322,304)
                                                                           ----------  -----------  ----------  ------------
Net increase (decrease) in shares outstanding before automatic conversion.   (955,992)  (7,568,979) (3,059,926)  (24,972,712)
Shares issued/(reacquired) upon automatic conversion......................   (117,933)    (928,998) (1,402,611)  (11,357,027)
                                                                           ----------  -----------  ----------  ------------
   Net increase (decrease)................................................ (1,073,925) $(8,497,977) (4,462,537) $(36,329,739)
                                                                           ==========  ===========  ==========  ============

                                                                                   For the                   For the
                                                                               six months ended            year ended
                                                                                June 30, 2019           December 31, 2018
                                                                           -----------------------  ------------------------
                                                                             Shares       Amount      Shares       Amount
Class W                                                                    ----------  -----------  ----------  ------------
Shares sold...............................................................  3,307,383  $26,309,179   3,006,055   $24,317,429
Reinvested dividends......................................................    109,578      873,017     110,289       885,761
Shares redeemed........................................................... (2,324,196) (18,548,850) (1,851,429)  (14,958,054)
                                                                           ----------  -----------  ----------  ------------
   Net increase (decrease)................................................  1,092,765   $8,633,346   1,264,915   $10,245,136
                                                                           ==========  ===========  ==========  ============

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2019, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns, were $31,638,087 and $34,274,847, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement
   (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory
   Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith,

                                                                          31

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Pursuant to an Advisory Fee Waiver Agreement, SunAmerica is contractually obligated to waive its advisory fee with respect to the Fund so that the advisory fee payable by the Fund to SunAmerica equals 0.63% on the first
   $2 billion of average daily net assets and 0.58% above $2 billion of average daily net assets. For the six months ended June 30, 2019, SunAmerica waived
   $267,513 of investment advisory fees.

   Wellington Management Company LLP ("Wellington") acts as subadviser to the
   Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the
   Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative
   Agreement"), SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2019, SunAmerica earned fees as reflected in the
   Statement of Operations based upon the aforementioned rate.

   The Fund has entered into a Distribution Agreement with AIG Capital
   Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser.
   The Fund has adopted a Distribution Plan on behalf of each class of shares
   (other than Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such
   Plan would benefit the Fund and the shareholders of the respective class.
   The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the
   Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended
   June 30, 2019, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Fund has entered into an Administrative and Shareholder Services
   Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the six months ended June 30, 2019, ACS earned fees as reflected in the Statement of
   Operations based on the aforementioned rate.

   For the six months ended June 30, 2019, ACS received sales charges on
   Class A shares of $85,525, of which $39,644 was reallowed to affiliated broker-dealers and $30,631 to non-affiliated broker-dealers. In addition,
   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2019, ACS received contingent deferred sales charges of $3,549.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   The Fund has entered into a Service Agreement with AIG Fund Services, Inc.
   ("AFS") an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate AFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended June 30, 2019, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable in the
   Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

                                                         Payable at
                                               Expense  June 30, 2019
           -                                   -------- -------------
           Class A............................ $125,293    $20,450
           Class C............................  101,161     16,324
           Class W............................   41,060      6,884

   Effective March 8, 2019, SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.02% for Class A, 1.42% for Class C and 0.82% for
   Class W of average daily net assets. Prior to March 8, 2019, SunAmerica contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.04% for Class A,
   1.44% for Class C and 0.84% for Class W of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees and other expenses not incurred in the ordinary course of the Fund's business. The expense reimbursements and fee waivers will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2019, SunAmerica waived fees and/or reimbursed expenses as follows: Class A $328,819, Class C $266,528 and Class W $121,720.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and
   Liabilities by temporary book/tax differences primarily arising from dividends payable and wash sales.

              Distributable Earnings                Tax Distributions
      ----------------------------------------    -------------------------------------
       For the year ended December 31, 2018       For the year ended December 31, 2018
      ----------------------------------------    -------------------------------------
                Long-term Gains/   Unrealized                          Long-term
      Ordinary    Capital and     Appreciation/    Ordinary            Capital
      Income     Other Losses     (Depreciation)    Income              Gains
      --------  ----------------  --------------      ------------     ---------
       $ --      $(24,525,023)    $(15,136,235)   $10,140,060            $ --

   Capital Loss Carryforwards: At December 31, 2018 for Federal income tax purposes, the Fund has $24,525,023 of unlimited long-term capital losses.

   Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2018, the fund deferred $48,712 of late year ordinary losses, $152,773 of post-October short-term capital losses and $69,182 of post-October long-term capital losses.

   For the year ended December 31, 2018, reclassifications were made to increase accumulated net realized gain (loss) by $293,176 and undistributed net investment income by $293,176. The reclassifications arising from book/tax differences were due primarily to the reclassification of foreign currency gains and losses.

                                                                          33

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2019 -- (unaudited)
        (continued)

   At June 30, 2019, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

   Cost (tax basis)............................................ $247,310,795
                                                                ============
   Gross unrealized appreciation...............................      712,479
   Gross unrealized depreciation...............................   (8,466,315)
                                                                ------------
   Net unrealized depreciation................................. $ (7,753,836)
                                                                ============

Note 7. Line of Credit

   The Fund, along with certain other funds managed by the Adviser has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust
   Company ("State Street"), the Fund's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds
   Rate (but not less than zero) plus 125 basis points or the One-Month London
   Interbank Offered Rate (but not less than zero) plus 125 basis points and
   State Street's discretionary bid rate on the uncommitted line of credit.
   There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of
   $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds
   $100,000.

   For the six months ended June 30, 2019, the Fund did not utilize the line of credit.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2019, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At June 30, 2019, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

                                                  Maturity    Principal
Borrower                                Type        Date       Amount    Value
--------                            ------------ ----------   --------- -------
Allied Universal Holdco LLC........ Delayed Draw 07/10/2026    $83,606  $83,363

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND
        SUBADVISORY AGREEMENT -- June 30, 2019 -- (unaudited)

The Board of Directors (the "Board" the members of which are referred to as
"Directors") of AIG Senior Floating Rate Fund, Inc. (the "Fund"), including the
Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the
"Independent Directors"), of the Fund, SunAmerica Asset Management, LLC
("SunAmerica") or Wellington Management Company LLP ("Wellington"), approved the continuation of the Investment Advisory and Management Agreement between the Fund and SunAmerica (the "Advisory Agreement") for a one-year period ending
June 30, 2020 at an in-person meeting held on June 4-5, 2019 (the "Meeting").
At the Meeting, the Board, including the Independent Directors, also approved the continuation of the Subadvisory Agreement between SunAmerica and Wellington with respect to the Fund for a one-year period ending June 30, 2020 (the
"Subadvisory Agreement," and together with the Advisory Agreement, the
"Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and
SunAmerica and Wellington provided materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included: (a) a summary of the services provided to the Fund by
SunAmerica and its affiliates, and by Wellington; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"),
an independent third-party provider of mutual fund data on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or accounts advised or subadvised by SunAmerica or
Wellington with similar investment objectives and/or strategies, as applicable;
(c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and Wellington's risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and Wellington, that are involved in the investment management, administration, compliance and risk management activities with respect to the
Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the
Board, including Independent Directors, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and Wellington

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement the Fund's investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or directors of the Fund without compensation.
The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Wellington. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement. The Board also considered the significant risks assumed by SunAmerica in connection with the services provided to the Fund including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund. Additionally, the Board observed that SunAmerica performs or supervises the performance by others of other administrative services in connection with the operation of the Fund pursuant to the Administrative Services Agreement between SunAmerica and the Fund (the
"Administrative Services Agreement").

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of

                                                                          35

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND
        SUBADVISORY AGREEMENT -- June 30, 2019 -- (unaudited) (continued)

diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The
Board concluded that the nature and extent of services provided under the
Advisory Agreement were reasonable and appropriate in relation to the management fees and that the quality of services continues to be high. The
Board also noted the high quality of services under the Administrative Services
Agreement.

The Board also considered SunAmerica's reputation and relationship with the
Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2019, SunAmerica managed, advised and/or administered approximately $85.8 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Fund.
The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed
SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact
SunAmerica in effectively serving as the investment adviser to the Fund.

The Board also considered the nature, extent and quality of services provided by Wellington. The Board observed that Wellington is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, or portion thereof, that Wellington manages, subject to the oversight and review of SunAmerica. The Board reviewed Wellington's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, and other key personnel of Wellington, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with Wellington, that Wellington: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered
Wellington's code of ethics and risk management process. The Board further observed that Wellington has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed
Wellington's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact
Wellington from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by Wellington under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services continues to be high.

Investment Performance

The Board, including the Independent Directors, also considered the investment performance of SunAmerica and Wellington with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Fund's benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Group and
Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2019. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND
        SUBADVISORY AGREEMENT -- June 30, 2019 -- (unaudited) (continued)

The Board considered that the Fund's performance was above the medians of its
Peer Group and Peer Universe for the one-, three- and five-year periods. The
Board further noted that the Fund outperformed its Broadridge Index for the three-year period and underperformed its Broadridge Index for the one- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that the Portfolio's overall performance was satisfactory.

Consideration of the Management Fees and the Cost of the Services and Profits
to be Realized by SunAmerica, Wellington and their Affiliates from the
Relationship with the Fund

The Board, including the Independent Directors, received and reviewed information regarding the fees paid by the Fund to SunAmerica pursuant to the
Advisory Agreement and the fees paid by SunAmerica to Wellington pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by
SunAmerica, Wellington or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fees for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for the Fund's Peer Group and Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fees to be paid by the Fund to
SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the
Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the
Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the
Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and
Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board further considered services and management fees received by
SunAmerica with respect to other mutual funds with similar investment strategies to the Fund. The Board then noted the management fee paid by the
Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds for which it serves as adviser.

The Board also received and reviewed information regarding the fees paid by
SunAmerica to Wellington pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Fund's Peer Group and/or Peer Universe that the Directors used as a guide to help assess the reasonableness of the subadvisory fee. The
Directors noted that the Peer Group/Universe information as a whole was useful in assessing whether Wellington was providing services at a cost that was competitive with other, similar funds. The Directors also considered that the subadvisory fee is paid by SunAmerica out of its management fees and not by the
Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fee paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and Wellington, respectively.

The Board also considered fees received by Wellington with respect to other mutual funds and accounts with similar investment strategies to the Fund for which Wellington serves as adviser or subadviser, to the extent applicable. The
Board noted in particular that the similar accounts identified by Wellington were institutional separate accounts, and

                                                                          37

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND
        SUBADVISORY AGREEMENT -- June 30, 2019 -- (unaudited) (continued)

Wellington highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fee paid by SunAmerica to Wellington was reasonable as compared to fees Wellington receives for other comparable accounts for which they serve as adviser or subadviser.

The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the
Fund's total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussions regarding the
Fund's expenses. The Board also took into account recent actions to reduce Fund expenses through management fee waivers and expense limitations.

Profitability

The Board also considered SunAmerica's profitability and the benefits
SunAmerica and its affiliates received from their relationship with the Fund.
The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund, as well as an Investment
Management Profitability Analysis prepared by an independent information service, Broadridge. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory
Agreement, including the amount of management fees retained after payment to
Wellington, as well as the profitability of SunAmerica under the Administrative
Services Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and
Shareholder Services Agreement. Additionally, the Board considered whether
SunAmerica, Wellington and their affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG
Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by
SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements and/or other information from
Wellington and considered whether Wellington had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and Wellington had the financial resources necessary to perform its obligations under the Agreements and to continue to provide the Fund with the high quality services that they had provided in the past. The Board further concluded that the management fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The
Board considered that as a result of being part of the AIG fund complex, the
Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had a management fee arrangement that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Fund at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that the Fund's

        SunAmerica Senior Floating Rate Fund, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND
        SUBADVISORY AGREEMENT -- June 30, 2019 -- (unaudited) (continued)

management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to Wellington's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fee retained by SunAmerica, was reasonable in light of the factors described above.

Other Factors

In consideration of the Agreements, the Board also received information regarding SunAmerica's and Wellington's brokerage and soft dollar practices.
The Board considered that Wellington is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered that the Fund invests primarily in senior secured floating rate loans and, therefore, the
Fund generally does not incur significant brokerage commissions.

Conclusion

After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2020. Based upon its evaluation of all these factors in their totality, the Board, including the Independent
Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Fund and the Fund's shareholders.
In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

                                                                          39

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Directors                  VOTING PROXIES ON FUND     DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven      PORTFOLIO SECURITIES       PORTFOLIO HOLDINGS
 William F. Devin          A description of the       The Fund is required to
 Richard W. Grant          policies and proce-dures   file its complete
 Stephen J. Gutman         that the Fund uses to      schedule of portfolio
 Peter A. Harbeck          determine how to vote      holdings for its first
 Eileen A. Kamerick        proxies related to         and third fiscal quarters
Officers                   securities held in the     with the U.S. Securities
 John T. Genoy, President  Fund's portfolio, which    and Exchange Commission
   and Chief Executive     is available in the        on Form N-PORT. The
   Officer                 Fund's Statement of        Fund's Form N-PORT is
 James Nichols, Vice       Additional Information     available on the U.S.
   President               may be ob-tained without   Securities and Exchange
 Timothy Pettee, Vice      charge upon request, by    Commission's website at
   President               calling (800) 858-8850.    http://www.sec.gov.
 Christopher C. Joe,       This in-formation is also  PROXY VOTING RECORD ON
   Chief Compliance        available from the EDGAR   FUND PORTFOLIO SECURITIES
   Officer                 database on the U.S.       Information regarding how
 Gregory N. Bressler,      Secu-rities and Exchange   the Fund voted proxies
   Secretary               Commission's website at    relating to securities
 Gregory R. Kingston,      http://www.sec.gov.        held in the Fund's
   Treasurer               DELIVERY OF SHAREHOLDER    portfolio during the most
 Kathleen Fuentes, Chief   DOCUMENTS                  recent twelve month
   Legal Officer and       The Fund has adopted a     period ended June 30 is
   Assistant Secretary     policy that allows it to   available, once filed
 Matthew J. Hackethal,     send only one copy of the  with the U.S. Securities
   Anti-Money Laundering   Fund's prospectus, proxy   and Exchange Commis-sion,
   Compliance Officer      material, annual report    without charge, upon
 Donna McManus, Vice       and semi-annual report     request, by calling
   President and           (the "shareholder          (800) 858-8850 or on the
   Assistant Treasurer     documents") to             U.S. Securities and
 Shawn Parry, Vice         shareholders with          Exchange Commission's
   President and           multiple accounts          website at
   Assistant Treasurer     residing at the same       http://www.sec.gov.
Investment Adviser         "household." This          This report is submitted
 SunAmerica Asset          practice is called         solely for the general
   Management, LLC         householding and reduces   information of
 Harborside 5              Fund expenses, which       shareholders of the Fund.
 185 Hudson Street, Suite  benefits you and other     Distribution of this
   3300                    shareholders. Unless the   report to persons other
 Jersey City, NJ 07311     Fund receives              than shareholders of the
Distributor                instructions to the        Fund is authorized only
 AIG Capital Services,     con-trary, you will only   in connection with a
   Inc.                    receive one copy of the    currently effective
 Harborside 5              shareholder documents.     prospectus, setting forth
 185 Hudson Street, Suite  The Fund will continue to  details of the Fund,
   3300                    household the              which must precede or
 Jersey City, NJ 07311     share-holder documents     accompany this report.
Shareholder Servicing      indefinitely, until we     The accompanying report
Agent                      are instructed otherwise.  has not been audited by
 AIG Fund Services, Inc.   If you do not wish to      independent accountants
 Harborside 5              participate in             and accordingly no
 185 Hudson Street, Suite  house-holding, please      opinion has been
   3300                    contact Shareholder        expressed thereon.
 Jersey City, NJ 07311     Services at (800)
Transfer Agent             858-8850 ext. 6010 or
 DST Asset Manager         send a written request
   Solutions, Inc.         with your name, the name
 303 W 11th Street         of your fund(s) and your
 Kansas City, MO 64105     account number(s) to AIG
Custodian                  Funds, P.O. Box 219186,
 State Street Bank and     Kansas City MO,
   Trust Company           64121-9186. We will
 One Lincoln St.           resume individual
 Boston, MA 02111          mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]

Go Paperless!!

Did you know that you have the option to
receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of
Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow
these simple steps:

                   1   Go to www.aig.com/funds
                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the
Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside
5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo
and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the
AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

[LOGO]

aig.com/funds

SFSAN- 6/19

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
     Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment
     Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)
     (as required by 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this
     Item 10.

Item 11. Controls and Procedures.

     (a)  An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c)
          under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based
          on that evaluation, the registrant's management, including the
          President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b)  There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the most recent fiscal-half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management
         Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment
          Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit
          99.CERT.

          (3) Not applicable.

          (4) Not applicable.

     (b)  Certification pursuant to Rule 30a-2(b) under the Investment Company
          Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-
          Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 6, 2019

By: /s/ Gregory R. Kingston
    ------------------------------------
    Gregory R. Kingston
    Treasurer

Date: September 6, 2019